UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices)(Zip code)

Scott J. Liotta

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5852

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Mercantile Funds, Inc.

Capital Opportunities Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

	Shares	Value
COMMON STOCKS (94.3%)
Autos & Transportation (4.5%)

Alexander & Baldwin, Inc.	30,600	$1,389,240
Continental Airlines *,**	26,600	284,886
Kirby Corp. *	21,100	933,675
Knight Transportation	59,300	1,566,113
Old Dominion Freight Line, Inc. *	30,600	1,075,284
SCS Transportation, Inc. *	14,500	321,175
Skywest, Inc.	18,500	315,795
Thor Industries, Inc.	26,800	954,080
Wabtec	50,700	933,387
Yellow Roadway Corp. *,**	13,100	756,525

		8,530,160

Consumer Discretionary (24.6%)

A.H. Belo Corp.	16,000	377,600
Advisory Board *	44,900	1,797,347
AMERICA’S Car Mart, Inc. *	20,100	712,746
American Greetings Corp., Class A **	37,000	911,310
Ann Taylor Stores Corp. *	36,500	808,840
Ask Jeeves, Inc. *,**	39,400	900,684
Brinks Co.	32,600	1,129,916
Build-A-Bear Workshop, Inc. *,**	43,600	1,491,556
Carters, Inc. *,**	27,500	1,094,500
Casella Waste Systems, Class A *	54,300	811,785
Cato Corp.	42,300	1,258,002
Central European Distribution *,**	8,600	331,272
Charles River Associates *	40,100	1,702,646
Cheesecake Factory *,**	37,200	1,265,916
Coach, Inc. *	23,600	1,310,508
Collectors Universe, Inc. *	53,000	998,520
Department 56, Inc. *	18,500	305,620
Electronics Boutique Holdings Corp. *	24,100	911,703
Fairpoint Communications, Inc. *,**	29,600	515,040
First Cash Services, Inc. *	70,550	1,705,194
Four Season Hotels	8,900	639,732
Furniture Brands Intl.	22,400	520,352
Guitar Center, Inc. *	29,100	1,762,878
Hibbett Sporting Goods *	74,800	2,083,927
Insight Enterprises, Inc. *	38,000	676,400
Intersections, Inc. *	11,400	150,936
Jo-Ann Stores, Inc. *	16,675	501,251
K-Swiss, Inc., Class S	34,300	1,063,300
Kellwood Co.	27,500	788,425
LIN TV Corp. *	93,800	1,653,694
Oakley, Inc.	33,700	452,928
Phillips-Van Heusen Corp.	16,900	468,637
Pier 1 Imports **	49,900	910,675
Provide Commerce, Inc. *,**	26,500	759,888
PXRE Group Ltd.	10,000	260,000

Rare Hospitality International, Inc. *	44,900	1,313,774
Reebok International Ltd.	16,300	719,808
Service Corp. International *	89,300	673,322
Shopko Stores, Inc. *	30,800	539,308
Sonic Corp. *,**	52,712	1,775,867
Sports Authority, Inc. *,**	20,491	501,825
Take-Two Interactive *,**	18,500	678,395
Tractor Supply Co. *	12,800	545,152
TRM Corp. *	18,400	462,208
United Stationers, Inc. *	17,800	782,844
Universal Truckload Services, Inc. *,**	44,700	1,016,925
Urban Outfitters, Inc. *	53,800	2,237,541
Warnaco Group, Inc. *	32,200	770,224
Wolverine World Wide	39,300	874,425
Zale Corp. *	26,400	785,400

		46,710,746

Consumer Staples (1.1%)

Bunge Ltd.	12,600	689,346
Constellation Brands, Inc. *,**	26,700	1,429,251

		2,118,597

Energy (5.4%)

Alpha Natural Resources, Inc. *	25,100	652,600
Arch Coal, Inc.	28,300	1,261,897
Energy Partners Ltd. *	58,800	1,519,980
Grey Wolf, Inc. *	140,200	909,898
Newfield Exploration Co. *	20,500	1,522,125
Newpark Resources, Inc. *	125,600	802,584
Otter Tail Corp.	27,300	690,144
W-H Energy Services, Inc. *	44,100	1,164,240
Whiting Petroleum Corp. *	38,400	1,624,320

		10,147,788

Financial Services (17.2%)

Advance America, Cash Advance	42,000	853,860
Centers
Amerus Group **	24,900	1,198,437
Ashford Hospitality Trust	36,400	368,004
Boston Private Financial	38,300	1,034,100
Brookline Bancorp	66,200	1,004,916
Camden Property Trust	20,200	937,280
Capitalsource, Inc. *,**	62,800	1,444,400
Colonial Bancgroup, Inc.	61,100	1,244,607
Commercial Federal	28,700	784,371
Compass Bancshares	12,300	558,543
Corillian Corp. *	114,700	364,746
Delphi Financial Group	49,300	2,197,794
Downey Financial Corp.	37,600	2,355,641
First Republic Bank	20,600	1,093,860
Greater Bay Bancorp **	36,600	927,078
Harleysville Group	23,200	491,376
Highland Hospitality	52,200	529,830
Hub International Ltd.	24,500	483,630
MAF Bancorp, Inc.	19,900	867,441
Navigant Consulting, Inc. *	61,800	1,591,350
Platinum Underwriters	27,700	858,700
Prentiss Properties Trust	22,900	803,561
Primus Guaranty Ltd. *	16,300	233,742
Provident Bankshares	30,100	1,005,641

RAIT Investment Trust	33,800	907,530
Reckson Assoc Realty Corp.	24,300	742,365
Republic Bancorp	45,384	660,337
Resources Connection *,**	29,700	1,477,872
Silicon Valley Bancshares *	35,800	1,568,756
Sterling Financial *	16,911	644,647
Westcorp	38,000	1,719,500
World Acceptance Corp. *	11,400	311,220
WR Berkley Corp.	25,000	1,284,000

		32,549,135

Health Care (13.8%)

Alderwoods Group, Inc. *	65,100	797,475
Align Technology, Inc. *	118,900	900,073
Animas Corp. *,**	60,500	1,339,773
Arrow International, Inc.	17,300	583,702
Conceptus, Inc. *,**	59,200	465,312
Conor Medsystems, Inc. *	34,500	582,015
CV Therapeutics *,**	124,800	2,736,863
Digene Corp. *	40,100	963,603
Dyax Corp. *	106,000	551,200
Genesis Healthcare *	16,250	669,175
Immucor, Inc. *	53,275	1,582,534
Isolagen, Inc. *,**	130,000	976,300
Kindred Healthcare, Inc. *	26,500	866,550
Medicis Pharmaceutical **	33,000	1,139,820
MGI Pharma, Inc. *,**	49,200	1,126,680
Nektar Therapeutics *,**	83,300	1,444,422
Owens & Minor, Inc.	32,900	918,239
Pain Therapeutics *	139,900	893,961
Pediatrix Medical Group, Inc. *	12,700	870,331
Pozen, Inc. *	104,400	662,940
Protein Design Labs *,**	83,800	1,255,324
Rehabcare Group, Inc. *	21,000	602,700
Rigel Pharmaceuticals, Inc. *,**	44,900	836,936
Transkaryotic Therapy, Inc. *	59,900	1,380,096
United Therapeutics Corp. *	45,500	2,067,065

		26,213,089

Materials & Processing (9.4%)

Crown Holdings, Inc. *	57,400	944,230
Gilbraltar Industries, Inc.	39,300	969,531
Griffon Corp. *	48,000	1,104,000
H. B. Fuller Co.	23,100	615,384
Harsco Corp.	17,800	1,039,698
Insituform Technologies *	21,200	336,232
Jacobs Engineering Group, Inc. *	12,800	716,544
Kaydon Corp.	30,400	954,560
Lincoln Electric Holdings, Inc.	27,500	869,000
Louisiana-Pacific Corp.	31,400	824,878
Macdermid, Inc.	31,400	1,055,040
Meridian Gold *	43,100	833,985
Mueller Industries, Inc.	15,400	484,792
Pactiv Corp. *,**	33,100	748,391
Polyone Corp. *	77,100	701,610
Spartech	30,300	665,691
St. Joe Co.	13,200	958,980
Texas Industries	21,400	1,427,380
Walter Industries, Inc. **	30,600	1,174,122

Wausau-Mosinee Paper	31,000	467,480
Westlake Chemical Corp.	29,000	1,005,720

		17,897,248

Producer Durables (3.0%)

Crane Co.	24,600	733,080
Cymer, Inc. *	36,700	1,060,814
Engineered Support Systems	20,600	1,138,768
Federal Signal Corp.	16,400	258,136
KB Home **	12,400	1,547,520
Smith (A.O.) Corp.	12,100	317,988
WCI Communities, Inc. *	16,700	579,490

		5,635,796

Real Estate Investment Trusts (0.2%)

Education Realty Trust, Inc. *	22,500	380,250

Technology (13.5%)

Agile Software Corp. *	125,800	862,988
Akamai Technologies *,**	91,500	1,007,415
Bell Microproducts *	63,800	569,734
Checkpoint Systems, Inc. *	40,500	675,945
Datastream Systems, Inc. *	65,100	436,170
Entegris, Inc. *	69,900	675,234
Herley Industries, Inc. *	28,200	510,138
InPhonic, Inc. *	35,800	825,548
International Rectifier *	19,400	853,600
Interwoven Software, Inc. *	65,900	597,713
Ivillage, Inc. *	178,600	1,026,950
Manhattan Associates *	51,800	1,029,266
Marchex, Inc. *,**	43,100	894,325
Matrix One, Inc. *	158,700	839,523
Merix Corp. *	66,100	670,915
Netgear, Inc. *	70,200	961,740
O2Micro International Ltd. *	141,300	1,516,149
Overland Storage, Inc. *	41,200	609,760
Plexus Corp. *	50,300	533,180
Power Integrations *	53,000	1,125,720
QAD, Inc.	40,500	316,710
Skyworks Solutions, Inc. *	205,600	1,492,656
Storage Technology Corp. *	33,800	1,074,840
SupportSoft, Inc. *	96,800	572,088
Symbol Technologies, Inc.	49,800	882,954
Synnex Corp. *	32,400	731,592
Tech Data Corp. *	15,000	614,850
Technitrol, Inc. *	48,000	852,000
Tessera Technologies *,**	42,500	1,731,450
United Defense Industries, Inc.	19,300	1,056,096

		25,547,249

Utilities (1.6%)

Black Hills Corp.	10,100	320,170
El Paso Electric Co. *	36,600	730,902
Mediacom Corp. *,**	76,600	422,066
PNM Resources	34,050	893,472
Southwest Gas Corp.	29,700	744,876

		3,111,486

TOTAL COMMON STOCKS (Cost $141,013,098)		178,841,544

EXCHANGE TRADED FUNDS (0.2%)

Ishares Russell 2000 **	2,300	435,758

TOTAL EXCHANGE TRADED FUNDS (Cost $319,459)		435,758

	Par (000)

AGENCY OBLIGATIONS (4.6%)
Fannie Mae (4.6%)
Discount Note
2.40%, 3/16/05	460	459,483
2.33%, 3/23/05	8,255	8,242,057

TOTAL AGENCY OBLIGATIONS (Cost $8,702,131)		8,701,540

SECURITIES LENDING COLLATERAL (9.8%)

Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	18,550	18,549,887

TOTAL SECURITIES LENDING COLLATERAL (Cost $18,549,887)		18,549,887

TOTAL INVESTMENT IN SECURITIES - 108.9% (Cost $168,584,575 ***)		$206,528,729

OTHER LIABILITIES IN EXCESS OF ASSETS – (8.9%)		$(16,931,130)

NET ASSETS – 100%		$189,597,599

		Value
NET ASSET VALUE PER SHARE
Institutional Shares ($187,552,076 ÷ 18,038,765 shares outstanding)		$10.40

Class A Shares ($1,367,728 ÷ 133,175 shares outstanding)		$10.27

Class C Shares ($677,794 ÷ 66,926 shares outstanding)		$10.13

*	Non-Income producing securities

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes is $150,034,688. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$45,103,296
Excess of tax cost over value	$(7,159,142)

See notes to financial statements.

Mercantile Funds, Inc.

Diversified Real Estate Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS AND OPERATING COMPANIES (96.2%)
Apartments (14.6%)
Apartment Investment & Management Co.	49,440	$1,891,574
Archstone-Smith Trust	140,327	4,747,262
Avalonbay Communities, Inc.*	61,114	4,247,423
Camden Property Trust	48,200	2,236,480
Equity Residential Property	125,870	4,129,795
Essex Property Trust, Inc.	52,870	3,810,870
Home Properties of New York, Inc.	84,290	3,407,845
United Dominion Realty Trust, Inc.*	147,910	3,268,811

		27,740,060

Diversified (6.5%)
Duke-Weeks Realty Corp.	103,868	3,290,538
Eastgroup Properties, Inc.	77,760	3,012,422
Vornado Realty Trust*	87,960	6,042,853

		12,345,813

Health Care (4.8%)
Health Care Property Investors, Inc.*	92,470	2,330,244
Health Care REIT, Inc.*	35,480	1,216,964
Healthcare Realty Trust, Inc.	44,240	1,628,032
Nationwide Health Properties, Inc.	59,990	1,241,193
Ventas, Inc.	107,160	2,766,871

		9,183,304

Hotel (9.0%)
Hilton Hotels Corp.	182,560	3,844,714
Hospitality Properties Trust*	55,820	2,314,855
Host Marriott Corp.	215,100	3,437,298
Starwood Hotels & Resorts Worldwide	130,620	7,476,689

		17,073,556

Mortgage Reits (2.0%)
Newcastle Investment Corp.	61,670	1,901,903
Thornburg Mortgage Asset Corp.*	66,730	1,913,149

		3,815,052

Office Properties (13.7%)
Alexandria Real Estate Equities, Inc.	59,470	3,983,301
American Financial Realty Trust Group*	67,200	985,152
Boston Properties, Inc.*	75,020	4,486,195
CarrAmerica Realty Corp.	105,010	3,281,563
Corporate Office Properties Trust	150,310	3,975,700
Maguire Properties, Inc.	99,500	2,601,925
Prentiss Properties Trust	68,750	2,412,438
SL Green Realty Corp.	78,040	4,399,894

		26,126,168

Other (8.3%)
Capital Automotive Real Estate
Investment Trust	116,560	3,881,448
Istar Financial, Inc.*	128,910	5,477,385

Lexington Corporate Properties	92,730	2,041,915
Trust*
Realty Income	102,040	2,399,981
St. Joe Co.	28,540	2,073,431

		15,874,160

Retail (27.0%)
Developers Diversified Realty Corp.*	151,670	6,344,356
Equity One, Inc.	86,850	1,795,190
Federal Realty Investment Trust	39,320	1,973,471
General Growth Properties*	205,020	7,155,198
Glimcher Realty Trust	67,310	1,731,213
Kimco Realty Corp.*	109,100	5,794,301
Macerich Co.	114,280	6,537,959
Mills Corp.*	54,030	2,917,620
Regency Centers Corp.*	102,110	5,207,610
Simon Property Group, Inc.*	133,960	8,300,161
Weingarten Realty Investors	97,530	3,592,030

		51,349,108

Storage (4.1%)
Public Storage, Inc.*	94,380	5,149,373
Sovran Self Storage, Inc.	66,070	2,704,245

		7,853,618

Warehouse/Industrial (6.2%)
Amb Property Corp.	60,660	2,354,821
Centerpoint Properties Corp.	19,140	837,566
First Industrial Realty Trust*	73,900	3,073,501
Prologis Trust	140,950	5,604,173

		11,870,061

TOTAL REAL ESTATE INVESTMENT TRUSTS AND OPERATING COMPANIES (Cost $134,592,479)		183,230,900

INVESTMENT COMPANIES (3.8%)
Investment Companies (3.8%)
Blackrock Provident Institutional Funds – Temp Fund	3,541,363	3,541,363
Goldman Sachs Financial Square Prime Obligations	3,640,764	3,640,764

TOTAL INVESTMENT COMPANIES (Cost $7,182,127)		7,182,127

	Par (000)

SECURITIES LENDING (22.3%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 1.1)	42,547	42,547,170

TOTAL SECURITIES LENDING (Cost $42,547,170)		42,547,170

TOTAL INVESTMENT IN SECURITIES — 122.3% (Cost $184,321,776) **		$232,960,197

TOTAL LIABILITIES IN EXCESS OF ASSETS – (22.3%)		(42,496,415)

NET ASSETS – 100%		$190,463,782

NET ASSET VALUE PER SHARE
Institutional Shares ($187,791,459 ÷ 12,340,823 shares outstanding)	$15.22

Class A Shares ($1,854,846 ÷ 122,565 shares outstanding)	$15.13

Class C Shares ($817,477 ÷ 54,186 shares outstanding)	$15.09

*	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

**	Aggregate cost for Federal income tax purposes is $141,774,606. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$48,796,484
Excess of tax cost over value	$(158,063)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Equity Growth Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Consumer Discretionary (17.4%)

Amazon Co., Inc. *,**	6,260	$220,227
Cheesecake Factory *,**	11,880	404,276
Comcast Corp. - Class A *,**	20,430	664,997
Ebay, Inc. *	11,410	488,804
Harley-Davidson, Inc. **	11,080	685,631
Home Depot, Inc.	16,620	665,132
Target Corp.	11,570	587,987
Tiffany & Co.	19,430	585,815
Time Warner, Inc. *	22,470	387,158
Viacom, Inc. - Class B	15,260	532,574
Walt Disney Co.	19,580	547,065

		5,769,666

Consumer Staples (10.4%)

Alberto-Culver Co., Class B	8,320	434,886
Anheuser Busch Companies, Inc.**	13,940	661,453
Nestle ADR	6,460	448,324
Pepsico, Inc.	12,310	663,016
Sysco Corp. **	19,080	656,734
Wal-Mart Stores, Inc.	11,170	576,484

		3,440,897

Energy (1.8%)

National - Oilwell, Inc. *,**	4,840	219,446
Smith International, Inc. *	6,120	393,271

		612,717

Financials (11.7%)

American International Group**	14,720	983,296
Capital One Financial **	6,340	486,151
Instinet Group, Inc. *	45,760	276,619
Legg Mason, Inc.	7,575	610,848
MGIC Investment Corp.	8,480	532,035
Moody’s Corp. **	4,650	390,182
State Street Corp.	13,540	593,729

		3,872,860

Health Care (20.7%)

Alcon, Inc.**	5,800	500,540
Amgen, Inc.*,**	8,640	532,310
Biomet, Inc.**	9,220	389,268
Cephalon, Inc. *,**	17,490	858,234
Genzyme Corp.*,**	7,130	399,922
Johnson & Johnson	8,490	556,944
Lilly (Eli), & Co.	6,275	351,400
Medco Health Solutions, Inc. *	12,620	560,580
Medtronic, Inc.	10,730	559,248
Pfizer, Inc.	63,075	1,658,242
Wyeth Co.	12,200	498,004

		6,864,692

Industrials (8.9%)

Apollo Group, Inc. *	5,340	393,238
Illinois Tool Works, Inc.	6,755	606,261
Ingersoll Rand Co.	6,400	539,200
Tyco International, Ltd. **	14,620	489,478
United Technologies	9,160	914,901

		2,943,078

Information Technology (23.5%)

Automatic Data Processing, Inc.	15,780	677,909
Cisco Systems *,**	57,750	1,006,005
Dell Computer Corp. *	24,440	979,800
Electronic Arts, Inc. *	7,970	513,985
Intel Corp.	33,480	802,850
Intuit, Inc. *	15,320	655,696
Lexmark International, Inc. *	7,300	584,949
Microsoft	50,860	1,280,655
Qualcomm, Inc.	9,030	326,073
SAP AG ADR	11,160	452,538
Texas Instruments, Inc.	20,370	539,194

		7,819,654

Materials (0.7%)

Alcoa, Inc. **	7,660	246,039

Telecommunication (2.4%)

Nextel Communications, Inc. - Class A *	11,485	338,004
Vodafone ADR **	16,970	446,141

		784,145

TOTAL COMMON STOCKS (Cost $26,432,795)		32,353,748

	Par(000)
REPURCHASE AGREEMENT (3.1%)
Banc America Securities Llc,
(Agreement Dated 02/28/05 to be repurchased at $1,035,073 collateralized by $750,000 (Value $1,05,153) U.S. Treasury Notes, 8.00%, due 11/15/21) 2.55, 02/28/005	1,035	1,035,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,035,000)		1,035,000

SECURITIES LENDING COLLATERAL (26.3%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	8,730	8,730,223

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,730,223)		8,730,223

TOTAL INVESTMENT IN SECURITIES – 126.9% (Cost $36,198,018***)	42,118,971

OTHER LIABILITIES IN EXCESS OF ASSETS – (26.9)%	8,929,068

NET ASSETS – 100%	$33,189,903

NET ASSET VALUE PER SHARE
Institutional Shares ($32,912,596 ÷ 4,772,387 shares outstanding)	$6.90

Class A Shares ($261,475 ÷ 38,133 shares outstanding)	$6.86

Class C Shares ($15,832 ÷ 2,327 shares outstanding)	$6.80

*	Non-income producing securities.

**	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

***	Aggregate cost for Federal income tax purposes is $27,467,795. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$6,545,581
Excess of tax cost over value	$(624,627)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Equity Income Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Shares	Value
Common Stocks (78.3%)
Consumer Discretionary (4.3%)

CDW Corp. *	6,610	$379,877
Comcast Corp. - Class A * (b)	30,660	997,983
Gannett Co., Inc. *	12,260	965,475
Harley-Davidson, Inc. *	20,310	1,256,782
May Department Stores Co.	13,460	464,505
Viacom, Inc. - Class B	26,770	934,273

		4,998,895

Consumer Staples (9.0%)

Anheuser Busch Companies, Inc. *	19,930	945,679
Coca-Cola Co.	33,000	1,412,400
Conagra	50,820	1,388,402
General Mills, Inc.	37,430	1,960,209
Nestle ADR	15,470	1,073,618
Procter & Gamble Co.	35,630	1,891,597
Wal-Mart Stores, Inc.	35,527	1,833,548

		10,505,453

Energy (11.3%)

BP PLC - ADR	37,600	2,440,992
ChevronTexaco Corp. *	27,120	1,683,610
ConocoPhillips	8,400	931,476
Exxon Mobil Corp.	52,920	3,350,364
Halliburton Co.	48,940	2,151,892
Royal Dutch Petroleum - New York	41,220	2,600,570

Shares - ADR
		13,158,904

Financials (21.2%)

Archstone-Smith Trust	71,295	2,411,910
Bank of America Corp. *	57,270	2,671,646
Bank of New York	41,920	1,268,080
Chubb Corp. *	15,400	1,218,294
Citigroup, Inc. *	63,960	3,052,172
J.P. Morgan Chase & Co. *	53,580	1,958,349
Lincoln National Corp. *	39,540	1,852,449
MBNA Corp.	63,230	1,604,145
Morgan Stanley Dean Witter & Co.	24,420	1,378,997
Simon Property Group, Inc. *	36,900	2,286,324
T Rowe Price Group, Inc. *	20,885	1,282,130
Wachovia Corp.	35,711	1,893,040
Wells Fargo Co.	29,930	1,777,243

		24,654,779

Health Care (6.3%)

Abbott Laboratories	29,690	1,365,443
Cephalon, Inc. * (b)	18,684	916,824
Johnson & Johnson	12,210	800,976
Lilly (Eli), & Co.	11,685	654,360

Pfizer, Inc.	106,310	2,794,890
Wyeth Co.	18,920	772,314

		7,304,807

Industrials (8.2%)

3M Co.	12,550	1,053,447
Caterpillar, Inc.	14,640	1,391,532
Emerson Electric Co.	27,020	1,791,966
General Electric Co.	70,470	2,480,544
Honeywell International	43,615	1,656,062
United Technologies	11,400	1,138,632

		9,512,183

Information Technology (4.9%)

Automatic Data Processing, Inc.	22,770	978,199
IBM	8,580	794,336
Intel Corp.	43,790	1,050,084
Microsoft	68,640	1,728,356
Nokia Corp. ADR	69,380	1,119,793

		5,670,768

Materials (4.9%)

Air Products & Chemicals	30,450	1,906,779
Alcoa, Inc.	48,950	1,572,274
Du Pont E I De Nemours *	23,860	1,271,738
Weyerhaeuser Co.	13,540	906,232

		5,657,023

Telecommunication (5.0%)

Alltel Corp. *	16,760	958,672
BellSouth Corp.	31,630	816,054
SBC Communications, Inc. *	49,990	1,202,260
Verizon Communications	41,470	1,491,676
Vodafone ADR *	50,980	1,340,264

		5,808,926

Utilities (3.2%)

Exelon Corp.	26,290	1,192,514
Keyspan Corp.	22,690	897,390
Xcel Energy, Inc. *	94,430	1,673,300

		3,763,204

TOTAL COMMON STOCKS (Cost $70,141,339)		91,034,942

	Par (000)
SECURITIES LENDING COLLATERAL (18.1%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	21,070	21,069,605

TOTAL SECURITIES LENDING COLLATERAL (Cost $21,069,605)		21,069,605

REPURCHASE AGREEMENT (3.1%)
Banc America Securities LLC,
(Agreement Dated 02/28/05 to be repurchased at $3,634,257 collateralized by $2,635,000 (Value $3,710,619) U.S. Treasury Notes, 8.00%, due 11/15/21) 2.55%, 03/01/05	3,634	3,634,000

TOTAL REPURCHASE AGREEMENT (Cost $3,634,000)		3,634,000

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $94,844,944*)	115,738,547

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%	622,980

NET ASSETS—100%	116,361,527

NET ASSET VALUE PER SHARE
Institutional Shares (94,801,082 ÷ 19,429,653 shares outstanding)	$4.88

Class A Shares (397,287 ÷ 81,557 shares outstanding)	$4.87

Class C Shares (93,553 ÷ 19,168 shares outstanding)	$4.88

*	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer

**	Aggregate cost for Federal income tax purposes is $73,775,339. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$23,396,550
Excess of Tax cost over value	$(2,502,947)

See notes to financial statements.

Mercantile Funds, Inc.

Government Money Market Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (65.3%)
Federal Farm Credit Bank (4.1%)

Discount Notes
2.31%, 05/09/05	5,000	4,977,863
2.68%, 05/26/05	5,000	4,967,989
2.52%, 07/25/05	5,000	4,948,900
Note
1.50%, 07/07/05	5,000	4,986,106

		19,880,858

Federal Home Loan Bank (20.8%)

Discount Notes
2.51%, 03/01/05	5,000	5,000,000
2.45%, 03/02/05	10,000	9,999,320
2.45%, 03/04/05	5,000	4,998,979
2.41%, 03/09/05	5,000	4,997,322
2.43%, 03/11/05	7,000	6,995,275
2.45%, 03/16/05	5,000	4,994,896
2.45%, 03/18/05	10,000	9,988,431
2.55%, 04/20/05	7,000	6,975,208
3.10%, 02/21/06	5,000	5,000,000
Notes
1.40%, 04/01/05	5,000	4,999,940
2.58%, 04/19/05*,**	10,000	9,998,521
2.25%, 08/30/05	5,000	5,001,247
2.345%, 09/12/05*	5,340	5,338,493
2.82%, 12/16/05	5,000	5,000,000
2.75%, 03/01/06*	5,000	5,000,000
2.75%, 03/07/06*	3,000	3,000,000
2.68%, 05/16/06*	5,000	4,995,347

		102,282,979

Freddie Mac (19.7%)

Discount Notes
2.30%, 03/01/05	10,000	10,000,000
2.32%, 03/08/05**	8,000	7,996,391
2.39%, 03/14/05**	7,000	6,993,959
2.45%, 03/15/05	10,000	9,990,472
2.39%, 03/16/05**	5,000	4,995,021
2.46%, 03/22/05	5,000	4,992,825
2.52%, 04/12/05**	7,000	6,979,420
2.55%, 04/15/05	7,500	7,476,094
2.56%, 04/19/05	7,000	6,975,609
2.58%, 04/20/05	8,000	7,971,333
2.64%, 05/10/05**	5,000	4,974,333
2.66%, 07/05/05**	7,000	6,934,732

2.73%, 07/12/05**	5,000	4,949,386
Floating Rate Note*
2.415%, 09/09/05	5,000	5,000,000

		96,229,575

Fannie Mae (20.7%)

Discount Notes
2.40%, 03/03/05	8,000	$7,998,916
2.42%, 03/04/05	5,424	5,422,906
2.40%, 03/16/05	10,000	9,989,750
2.42%, 03/17/05	8,000	7,991,396
2.42%, 03/21/05**	8,000	7,989,244
2.46%, 03/24/05	7,000	6,988,998
2.50%, 04/01/05	5,000	4,989,236
2.48%, 04/06/05**	10,000	9,975,200
2.53%, 04/13/05**	5,000	4,984,890
2.56%, 04/20/05**	8,000	7,971,556
2.62%, 05/04/05	5,000	4,976,711
2.73%, 06/13/05**	7,500	7,440,850
2.90%, 08/17/05	5,000	4,931,931
2.71%, 07/06/05**	5,000	4,952,199
Floating Rate Note*
2.48%, 01/09/06	5,000	4,998,279

		101,602,062

TOTAL AGENCY OBLIGATIONS (Cost $319,995,474)		319,995,474

	Shares
INVESTMENT COMPANIES (3.5%)
BlackRock Provident Institutional Funds (0.4%)
BlackRock Provident Institutional Funds - Temp Fund	1,836,271	1,836,271

Goldman Sachs Asset Management (2.7%)
Goldman Sachs Financial Square Prime Obligations Fund	12,937,943	12,936,943

Merrill Lynch Premier Institutional Fund (0.4%)
Merrill Lynch Premier Institutional Fund	2,157,930	2,156,930

TOTAL INVESTMENT COMPANIES (Cost $16,930,144)		16,930,144

	Par (000)
REPURCHASE AGREEMENT (32.9%)
Banc America Securities, LLC
(Agreement Dated 02/28/05 to be repurchased at $33,002,338 collateralized by $23,895,000 (Value $33,649,045) U.S. Treasury Notes, 8.00%, due 11/15/21) 2.55%, 03/01/05	33,000	33,000,000

Goldman Sachs Asset Management (Agreement Dated 02/28/05 to be repurchased at $32,002,276 collateralized by $26,755,000 (Value $32,549,765) U.S. Treasury Notes, 6.375%, due 08/15/27) 2.56%, 03/01/05	32,000	32,000,000

JP Morgan Securities
(Agreement Dated 02/28/05 to be repurchased at $32,002,293 collateralized by $31,086,000 (Value $32,602,301) U.S. Treasury Notes, 4.75%, due 05/15/14) 2.58%, 03/01/05	32,000	32,000,000

Morgan Stanley Securities, Inc.
(Agreement Dated 02/28/05 to be repurchased at $32,002,258 collateralized by $23,765,000 (Value $32,489,529) U.S. Treasury Notes, 7.625%, due 11/15/22) 2.54%, 03/01/05	32,000	32,000,000

Wachovia Securities, Inc.
(Agreement Dated 02/28/05 to be repurchased at $32,002,302 collateralized by $30,885,000 (Value $30,885,000) U.S. Treasury Notes, 7.00%, due 07//15/06) 2.59%, 03/01/05	32,000	32,000,000

TOTAL REPURCHASE AGREEMENT (Cost $161,000,000)		161,000,000

SECURITIES LENDING COLLATERAL (22.4%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	109,491	109,490,831

TOTAL SECURITIES LENDING COLLATERAL (Cost $109,490,831)		109,490,831

TOTAL INVESTMENT IN SECURITIES – 124.1% (Cost $497,925,618***)		607,416,449

OTHER LIABILITIES IN EXCESS OF ASSETS – (24.1)%		(118,151,482)

NET ASSETS – 100%		$489,264,967

NET ASSET VALUE PER SHARE
Institutional Shares ($487,610,875 ÷ 487,738,884 shares outstanding)		$1.00

Class A Shares ($1,651,060 ÷ 1,651,060 shares outstanding)		$1.00

Class C Shares ($3,032 ÷ 3,032 shares outstanding)		$1.00

*	The rates shown are as of February 28, 2005.

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Growth & Income Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Shares	Value
COMMON STOCKS (99.6%)
Consumer Discretionary (14.8%)

Amazon Co., Inc. *,**	215,000	$7,563,700
Comcast Corp. - Class A *,**	346,940	11,292,896
Ebay, Inc. *,**	109,840	4,705,546
Gannett Co., Inc. **	73,770	5,809,388
Harley-Davidson, Inc. **	48,300	2,988,804
Home Depot, Inc.	264,940	10,602,898
Johnson Controls, Inc.	107,890	6,376,299
Tiffany & Co.	337,410	10,172,912
Walt Disney Co.	397,140	11,096,091

		70,608,534

Consumer Staples (11.0%)

Alberto-Culver Co., Class B	31,953	1,670,183
Coca-Cola Co.	146,140	6,254,792
General Mills, Inc.	287,910	15,077,847
Nestle ADR	162,550	11,280,970
Procter & Gamble Co.	184,750	9,808,378
Sysco Corp. **	244,360	8,410,871

		52,503,041

Energy (7.6%)

BP PLC - ADR	128,660	8,352,607
Exxon Mobil Corp. **	324,572	20,548,654
Schlumberger Ltd.	95,020	7,169,259

		36,070,520

Financials (19.2%)

Berkshire Hathaway B, Inc. *	3,387	10,211,805
Capital One Financial **	84,020	6,442,654
Fifth Third Bancorp **	122,220	5,471,789
J.P. Morgan Chase & Co. **	74,142	2,709,890
Jefferson Pilot Corp. **	213,175	10,437,048
Legg Mason, Inc.	189,609	15,290,069
MBNA Corp.	310,340	7,873,326
Moody’s Corp. **	99,290	8,331,424
Morgan Stanley Dean Witter & Co. **	89,700	5,065,359
Simon Property Group, Inc. **	40,520	2,510,619
State Street Corp.	253,020	11,094,927
Wells Fargo Co.	100,640	5,976,003

		91,414,913

Health Care (13.8%)

Abbott Laboratories	187,690	8,631,863
Alcon, Inc.	86,670	7,479,621
Cephalon, Inc. *,**	119,320	5,855,032
Hospira, Inc. *	153,169	4,533,802
Johnson & Johnson	149,540	9,809,824
Medco Health Solutions, Inc. *	221,131	9,822,639
Medtronic, Inc.	223,190	11,632,664
Pfizer, Inc.	300,810	7,908,295

		65,673,740

Industrials (11.5%)

3M Co.	159,950	13,426,203
Caterpillar, Inc.	94,540	8,986,027
Illinois Tool Works, Inc.	49,880	4,476,730
Ingersoll Rand Co.	47,870	4,033,048
Tyco International, Ltd. **	344,060	11,519,129
United Technologies	123,890	12,374,133

		54,815,270

Information Technology (16.9%)

Adobe Systems, Inc. **	138,540	8,554,845
Automatic Data Processing, Inc.	99,850	4,289,556
Cisco Systems *,**	165,310	2,879,700
Dell Computer Corp. *,**	265,020	10,624,652
Electronic Arts, Inc. *,**	194,290	12,529,761
Intel Corp. **	434,295	10,414,394
Intuit, Inc. *	244,930	10,483,004
Microsoft	480,870	12,108,307
Qualcomm, Inc. **	153,740	5,551,551
Texas Instruments, Inc.	114,410	3,028,433

		80,464,203

Materials (0.5%)

Alcoa, Inc. **	68,090	2,187,051

Telecommunication (3.3%)

Nextel Communications, Inc.
- Class A *,**	178,350	5,248,841
Vodafone ADR **	404,700	10,639,563

		15,888,404

Utilities (1.0%)

Xcel Energy, Inc. **	278,110	4,928,109

TOTAL COMMON STOCKS (Cost $375,347,506)		474,553,785

	Par (000)
REPURCHASE AGREEMENT (.3%)
Morgan Stanley Securities, Inc.
(Agreement Dated 02/28/05 to be repurchased at $1,483,105 collateralized by $1,475,000 (Value $1,514,390) U.S. Treasury Notes, 6.50%, due 05/15/05) 2.54%, 03/01/05	1,483	1,483,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,483,000)		1,483,000

SECURITIES LENDING COLLATERAL (32.0%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	152,506	152,505,561

TOTAL SECURITIES LENDING COLLATERAL (Cost $152,505,561)		152,505,561

TOTAL INVESTMENT IN SECURITIES – 131.9% (Cost $529,336,067***)		628,542,346

OTHER LIABILITIES IN EXCESS OF ASSETS – (31.9%)	(152,182,157)

NET ASSETS – 100%	$476,360,189

NET ASSET VALUE PER SHARE
Institutional Shares ($467,053,267 ÷ 24,440,081 shares outstanding)	$19.11

Class A Shares ($6,248,549 ÷ 328,506 shares outstanding)	$19.02

Class C Shares ($3,058,373 ÷ 162,116 shares outstanding)	$18.87

*	Non-income producing securities.

**	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

***	Aggregate cost for Federal income tax purposes is $376,830,506. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$109,424,238
Excess of tax cost over value	$(10,217,958)

See notes to financial statements.

Mercantile Funds, Inc.

International Equity Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Shares	Value
COMMON AND PREFERRED STOCKS, RIGHTS, AND WARRANTS - (96.2%)
Argentina (0.0%)

Grupo Financiero Galicia	8,396	$77,663

Australia (1.4%)

Amcor	17,813	101,365
AMP Ltd.	86,344	500,922
Billiton	71,675	1,087,267
Brambles Industries Ltd.	9,707	61,085
John Fairfax Ltd.	50,931	171,149
Newcrest Mining	61,508	840,906
Patrick Corp., Ltd.	39,249	190,685
Rio Tinto Ltd.	7,195	269,609
Southcorp Ltd.	30,241	104,498
Telstra Corp.	742,675	3,096,073
WMC Resources Ltd.	22,581	135,835

		6,559,394

Austria (1.6%)

Bank Austria Creditanstal	11,374	1,107,050
Erste Bank Der Oester	8,504	463,967
Flughafen Wien AG	3,126	242,993
OMV AG	2,498	865,360
Telekom Austria AG	237,960	4,726,743
Wienerberger Baustoffindustrie AG	7,728	384,277

		7,790,390

Belgium (0.5%)

Almancora Communications	2,959	275,661
Almanij	6,487	733,616
Belgacom SA *	4,961	208,583
Fortis	8,795	247,609
Inbev	3,644	139,313
KBC Bancassurance Holding**	8,599	723,653

		2,328,435

Bermuda (0.1%)

Clear Media, Ltd. *	121,000	112,484
Texwinca Holdings Ltd.	176,000	160,228

		272,712

Brazil (0.2%)

Aracruz Celulose	2,700	103,464
Companhia De Consessoes	3,210	66,888
Companhia Vale Do Rio Doce	16,430	575,050
Petroleo Brasileiro SA	3,800	161,500

		906,902

Canada (1.0%)

Bema Gold Corp. *	48,340	143,053
Canadian Natural Resources	13,360	759,205

Centerra Gold, Inc. *	1,102	17,771
Eldorado Gold Corp. *	35,028	107,918
Encana Corp.	7,719	511,992
Ivanhoe Mines Ltd. *	6,632	52,318
Opti Canada, Inc. *	2,916	66,670
Petro Canada	3,872	214,445
Royal Bank of Canada**	43,192	2,530,098
Talisman Energy Inc.	3,882	133,292
Telesystem International Wireless, Inc.*	18,584	272,627

		4,809,389

China (0.1%)

Weiqiao Textile Company Ltd	193,498	316,339
Wumart Stores, Inc. *	73,631	114,711

		431,050

Cyprus (0.0%)

Bank Of Cyprus Public Co. Ltd. *	17,480	72,221

Czech Republic (0.5%)

Ceske Energeticke Zavody A.S.	12,808	244,534
Cesky Telecom	17,005	300,454
Komercni Banka	11,201	1,864,584

		2,409,572

Denmark (0.4%)

BASF AG	6,067	452,404
Bryggerigruppen A/S	1,700	134,133
Chr. Hansen Holding A/S	1,100	155,580
Danske Bank	20,806	639,441
Kobenhavns Lufthavne A/S	1,659	408,781

		1,790,339

Finland (0.6%)

Fortum Oyj**	7,244	138,904
KCI Konecranes Oyj	2,900	131,146
Nokia A Shares	138,525	2,252,648
Stockmann Oyj Abp	4,500	153,148
UPM - Kymmene Oyj	7,400	165,022

		2,840,868

France (8.6%)

Accor SA	1,847	86,559
Air Liquide	524	94,162
Alcatel Alsthom**,*	47,448	618,901
Alstom SA *	75,620	70,097
Altran Technologies *	5,911	67,787
Atos Origin *	2,704	197,120
Autoroutes du Sud de la France	4,016	210,546
Banque Nationale de Paris	40,649	2,949,831
Bouygues	14,538	630,304
Carrefour	7,632	399,716
France Telecom**	442,242	13,352,469
Gecina	1,221	130,969
Generale de Sante	1,303	30,041
Groupe Steria SCA	648	27,571
Havas SA	30,419	172,810
JC Decaux SA *	4,520	116,300
L’Oreal	793	62,115
Lafarge SA	1,913	199,368
LVMH Moet Hennessy	16,022	1,187,090

Pernod Ricard French	1,903	272,163
Pinault-Printemps-Redoute SA	1,849	206,288
Publicis Groupe	3,334	101,943
Renault	2,501	226,536
Sanofi-Synthelabo SA	57,851	4,627,161
Societe des Autoroutes Paris *	969	58,321
Societe Generale	21,162	2,236,281
Societe Television Francaise 1	10,771	349,738
St. Gobain	3,941	243,824
Suez SA	12,185	329,978
Thales SA	6,968	315,574
Total Fina Elf	41,737	9,909,878
Unibail SA	821	101,653
Vinci	3,508	515,643
Vivendi Environment	7,805	271,519
Vivendi Universal *	11,491	362,770

		40,733,026

Germany (6.7%)

Adidas AG	2,038	305,234
Allianz AG	2,760	346,850
Bayer AG	54,757	1,907,050
Bayer Hypo Vereins *	13,577	329,379
Bayerische Motoren Werke AG	56,691	2,423,340
Bilfinger Berger AG	3,177	155,663
Commerzbank AG *	12,346	276,299
Depfa Bank	3,428	55,972
Deutsche Bank AG	7,206	631,426
Deutsche Post	6,922	166,095
Deutsche Telekom *	266,999	5,568,741
E. On AG	18,235	1,636,477
Fraport AG	19,726	858,368
Freenet *	1,581	38,941
Fresenius Medical Care	2,075	184,762
Henkel Kgaa	2,619	223,871
Henkel Kgaa-Vorzug	1,464	130,997
Hypo Real Estate Holdings *	6,913	280,768
IVG Immoblilien AG	5,994	109,220
KarstadtQuelle AG	13,653	158,741
Linde AG	29,254	2,007,859
MAN AG	10,752	494,779
Metro GR	10,276	575,614
Muenchener Reuckversicherungs	22,639	2,779,097
Porsche	5,404	3,892,970
Prosieben Sat.1 Media	26,943	535,185
Puma AG	570	133,678
Rhoen-Klinikum	844	57,895
RWE AG	11,340	687,773
Siemens AG	57,289	4,468,414
Volkswagen AG	6,633	327,192

		31,748,650

Greece (0.1%)

Coca-Cola Hellenic	2,301	62,587
Hellenic Telecom	11,292	219,515
National Bank of Greece SA	2,983	113,845

		395,947

Hong Kong (0.1%)

Beijing Capital International Airport	146,000	58,970

Company Ltd.
China Merchants Holdings International	78,000	164,023
Company Ltd
Shenzhen Chiwan Wharf Holdings Ltd.	30,800	71,324

		294,317

Hungary (0.7%)

Egis RT	2,577	242,714
Gedeon Richter RT	960	147,165
Magyar OLAJ-es Gazipari Rt.	1,422	124,976
Matav RT	122,729	638,443
OTP Bank	58,815	2,349,444

		3,502,742

India (0.1%)

Bharti Televentures Ltd. *	69,722	359,550
State Bank of India *	1,234	20,194

		379,744

Indonesia (0.1%)

Bank Mandiri	692,225	135,364
Indofood Sukses Makmur	612,015	61,492
PT Telekomunikasi Indonesia	635,320	303,726
Semen Gresik	74,703	143,660

		644,242

Ireland (0.1%)

Celtic Resource Holdings *	5,001	39,724
Dragon Oil PLC *	174,134	316,303

		356,027

Italy (3.9%)

Assicurazioni Generali SPA	11,915	398,876
Autostrada Torino - Milano	4,716	112,162
Banca Intesa	84,450	374,637
Banca Intesa SPA	107,890	528,627
Banca Nazionale del Lavoro*,**	23,269	65,094
Banca Popolare	6,460	56,118
Beni Stabili SPA	113,987	120,908
Buzzi Unicem SPA	8,355	141,620
Capitalia SPA	17,502	89,231
Cassa Di Risparmio	52,227	126,980
Credito Emiliano	15,744	164,080
Credito Italiano	602,456	3,516,288
Enel SPA	58,703	564,758
Ente Nazionale Idrocarburi	159,303	4,155,823
Mediaset SPA	21,813	307,343
Mediobanca SPA	23,319	394,337
Saipem	19,823	268,279
Societa Iniziative Autostradali e Servizi	8,562	124,720
Telecom Italia RNC	2,142,616	6,767,053
Telecom Italia SPA	51,725	201,208
Trena SPA	46,370	132,481

		18,610,623

Japan (16.9%)

Acom Co., Ltd.	870	59,834
Aeon Credit Service Ltd.	4,115	278,283
Aiful Corp.	500	57,296

Aisin Seiki Co., Ltd.	5,100	115,127
Asahi Glass Co.	10,000	110,192
Asatsu-DK, Inc.	22,500	675,786
Bank of Fukuoka	10,000	60,452
Bank of Yokohama**	30,000	184,801
Bridgestone Corporation	8,000	152,738
Canon, Inc.	127,163	6,714,235
Casio Computer, Co. Ltd.	8,300	108,528
Central Japan Railway Co.	40	344,349
Chiba Bank, Ltd.	9,000	58,023
Credit Saison	13,618	481,961
Dai Nippon Printing	421,000	7,091,500
Daihatsu Motor Co. Ltd.	6,000	44,421
Daiwa Securities	28,000	190,961
Denso Co.	15,898	406,783
East Japan Railway Co.	42	223,770
Exedy	2,700	47,107
Fuji Photo Film	201,125	7,599,059
Fuji Television Network	85	184,562
Fujisawa Pharmaceutical Co.	3,800	95,232
Hitachi Capital Corp.	7,500	152,446
Hitachi Ltd.	13,865	87,929
Honda Motor Y50	17,506	939,391
Ibiden Co., Ltd.	3,400	67,158
Ito En Ltd.	2,000	103,879
Ito Yokado Corp.	3,932	162,478
Japan Tobacco Inc.	172	1,875,556
Joyo Bank, Ltd.	13,000	69,511
Kansai Electric Power Inc.	235,000	4,686,738
Kao Corp.	224,226	5,319,054
Koito Manucacturing Co.	20,987	192,516
Kyocera Corp.	46,900	3,508,135
Lawson, Inc.	32,600	1,241,073
Matsushita Electric Inds	76,423	1,144,024
Millea Holdings, Inc.	108	1,580,563
Mitsubishi Estate Co.	201,000	2,445,569
Mitsubishi Tokyo Finance	155	1,414,415
Mitsui Marine / Fire	168,000	1,492,869
Mizuho Financial Group, Inc.	136	663,446
NEC Corp.	300,000	1,948,443
Nidec Co.	1,500	182,649
Nikko Securities	22,107	109,747
Nippon Telegraph & Telephone	345	1,494,907
Nissan Motor Co., Ltd.	32,779	352,732
Nissin Food Products	3,700	98,565
Nitto Denko Corp.	5,900	322,244
Nomura Securities	36,194	499,574
NTT Docomo, Inc.	2,070	3,524,415
Oriental Land Co.	38,000	2,493,472
Orix Corp.	500	64,948
Osaka Gas Co.	563,000	1,696,351
Ricoh Co. Ltd.	5,000	93,070
Rohm Co.	23,600	2,374,786
Sanyo Electric Co.	17,286	58,201
Secom Co., Ltd.	2,500	103,305
Seiyu*,**	61,031	133,685
Sharp Corp.	8,290	132,186
Shin-Etsu Chemical	6,900	281,821

Shiseido Let Ord.	33,643	458,249
SMC Co.	755	91,933
Sony Corp.	13,473	514,202
Sumitomo Heavy Industries, Ltd. *	16,000	70,400
Sumitomo Mitsui Financial**	82	569,439
Sumitomo Trust & Bank	27,615	189,920
Takeda Chemical Industries	5,000	239,610
Takefuji Corp.	2,720	193,830
TDK Corp.	1,400	101,373
Teppan Printing	9,000	95,557
Terumo Corp.	3,800	118,858
Tokyo Broadcast	26,300	473,448
Tokyo Gas Co. Ltd.**	894,000	3,600,115
Toyota Motor Corp.	42,692	1,662,025
Uni-Charm Corp.	4,717	209,805
Yamaha Motor Co., Ltd.	7,000	120,054
Yamanouchi Pharmaceutical	78,344	2,780,202

		79,885,871

Korea (1.1%)

Samsung Electronics	20,311	5,260,549

Luxemburg (0.0%)

Millicom International Cellular SA *	3,456	77,518
SBS Broadcasting *	1,710	72,846

		150,364

Malaysia (0.0%)

IOI Corp. Berhad	15,859	37,142
Kuala Lumpur Kepong Berhad	24,000	40,736

		77,878

Mexico (0.3%)

America Movil SA de C.V. ADR	2,400	140,880
Consorcio ARA, S.A. de C.V. *	11,915	44,221
Fomento Economico	33,615	201,975
Grupo Aeroportuario Del Sureste S.A.	3,300	105,072
DE C.V
Grupo Financiero Banorte	82,737	572,325
Grupo Financiero Inbursa**	36,594	75,324
Urbi, Desarrollos Urbanos *	13,345	69,123

		1,208,920

Netherlands (6.7%)

ABN AMRO Holding N.V.	110,470	3,041,345
Aegon NV	9,156	132,160
Akzo Nobel NV	55,584	2,506,304
CSM	18,155	574,594
EFES Breweries International *	1,000	32,000
Fortis NL	80,498	2,265,222
Heineken	9,322	318,243
ING Groep	124,763	3,841,276
Koninklijke (Royal) KPN NV	145,706	1,410,463
Philips Electronics	9,953	275,334
Royal Dutch Petroleum	86,091	5,426,645
Royal Numico NV *	3,314	133,850
TPG NV	4,179	116,878
Unilever NV - CVA	172,179	11,468,719

		31,543,033

New Zealand (0.7%)

Auckland International Airport Ltd.	33,423	209,053
Telecom Corp. of New Zealand Ltd.	617,169	2,872,746

		3,081,799

Norway (0.6%)

DNB Holding ASA	11,407	116,186
Norsk Hydro	13,554	1,174,282
Orkla ASA	5,600	204,258
Smedvig ASA**	7,429	139,971
Statoil ASA	62,429	1,133,510
Telenor ASA	13,366	123,225
TGS Nopec Geophysical Company ASA*	1,800	57,103
Tomra Systems ASA	23,200	99,005

		3,047,540

Papua New Guinea (0.0%)

Lihir Gold Ltd. *	58,101	52,495

Philippines (0.1%)

Ayala Corp.	373,000	54,582
Bank of Philippine Islands	48,200	51,136
Globel Telecom, Inc.	2,338	39,986
Philippine Long Distance Telephone *	4,631	116,897

		262,601

Poland (1.5%)

Agora SA *	10,316	220,505
Bank Millennium S.A. *	66,388	77,505
Bank Pekao	30,951	1,548,603
Bank Zachodni WBK SA	16,770	593,628
BK Przemyslowo-Handlowy	2,046	372,570
Budimex *	16,502	275,221
CCC SA *	11,973	44,012
Cersanit-Krasnystaw SA *	5,086	186,960
Grupa Kety SA	4,040	196,637
Inter Cars SA *	4,873	63,857
Inter Groclin Auto SA *	1,872	61,487
Orbis	7,197	55,851
Polska Grupa Faraceutyczna	3,985	80,026
Polski Koncern Naftowy Orlen SA	7,350	116,329
Powszechna Kasa Oszczednosci Bank	220,322	2,099,733
Polski SA *
Sanockie Zaklady Przemyslu Gumowego	1,238	48,037
Stomil SA *
Sniezka SA	8,995	87,256
Telekomunikacja Polsk	100,619	780,842
ZM Duda SA *	6,909	312,763

		7,221,822

Portugal (0.2%)

Banco Commercial Portuguese	112,453	314,210
Brisa-Auto Estradas de Portugal**	11,449	101,883
Electricidade de Portugal	53,934	157,842
Jeronimo Martins *	4,286	61,865
Media Capital SA *	30,317	228,838
Portugal Telecom SA	7,482	90,856

		955,494

Romania (0.5%)

Impact SA *	442,750	130,282

Petrom	8,345,347	1,485,531
Romanian Development Bank	340,300	679,932
Socep Constanta *	532,000	85,037

		2,380,782

Russian Federation (1.3%)

Gazprom	15,393	562,306
Lukoil Holding, ADR	13,400	1,873,320
Moscow City Telephone ADR	5,580	82,305
Norilsk Nickel	13,600	884,000
North-West Telecom	2,414	78,334
RBC Information Systems *	10,432	34,739
Rolast AG *	906,000	49,370
Sberbank RF	2,802	1,648,977
Sibirtelecom	2,586	140,678
Tyumen Oil Company *	58,061	256,049
Uralsvyazinform ADR	20,161	168,143
Volgatelecom	19,638	166,530
Wimm Bill Dann Foods ADR *	8,720	146,932

		6,091,683

South Africa (0.1%)

Nedcor Ltd.	40,405	554,391

South Korea (0.3%)

Samsung Electronics	2,848	1,489,723

Spain (1.9%)

Actividades de Construccion y Servicios, SA	4,223	109,720
Cintra Concexiones de Infraestructureas	16,755	190,814
de Transporte SA *
Fadesa Inmobiliaria *	11,080	252,662
Gas Natural SGD SA	1,992	58,983
Groupo Empresarial Ence	6,694	221,789
Grupo Ferrovial, SA	6,585	392,754
Grupo Prisa	14,024	295,095
Industria de Diseno Textil, SA	1,804	55,710
Tabacalera SA - Class A	4,255	178,900
Telefonica De Espana	385,798	7,101,361

		8,857,788

Sweden (2.4%)

Capio AB *	4,400	67,215
Electrolux AB	1,700	40,880
Elekta AB *	6,822	225,881
Ericsson *	37,594	111,012
Foreningssparbanken	15,200	375,517
Getinge AB	14,660	212,163
Lindex AB	1,400	70,914
Modern Times Group *	9,750	299,311
Nobia AB	5,955	117,086
Nordic Baltic Hldg	406,564	4,279,183
S.K.F. Ab ‘B’ Free	45,896	2,281,147
Skandia Forsakrings	64,449	344,823
Skandinaviska Enskilda Banken	57,600	1,115,675
Skanska AB	76,703	913,838
Svenska Cell	3,000	117,313
Svenska Handelsbanken AB	27,371	668,200
Telia AB	10,000	60,082

		11,300,240

Switzerland (8.6%)

Adecco SA	1,678	91,673
Credit Suisse Group	53,062	2,314,095
Holdersbank Bearer	92,148	6,117,282
Nestle**	48,594	13,493,684
Novartis AG*,**	157,473	7,898,056
Roche Holdings**	28,025	2,955,969
SGS SA	163	120,559
Swatch Group AG	5,702	791,917
UBS AG	80,416	6,986,374
Unique Zurich Airport *	184	25,666

		40,795,275

Taiwan (0.5%)

Chungwa Telecom ADR	100,191	2,184,164

Thailand (0.0%)

Airports of Thailand Public Company Ltd.	12,800	15,969

Turkey (1.6%)

Akbank T.A.S.	191,570	1,197,219
Aksigorta A.S.	2,437	11,898
Alarko Gayrimenkul Yatirim Ortakligi A.S. *	3,602	95,671

Aygaz A.S.	16,227	45,381
Cimsa Cimento Sanayi ve Ticaret A.S.	26,092	121,278
Denizbank A.S. *	22,118	70,496
Dogan Sirketler Grubu Holdings A.S.	271,986	786,148
Dogan Yayin Holding A.S. *	1	3
Dogus Otomotiv Servis ve Ticaret A.S. *	12,109	39,162
Haci Omer Sabanci Holding A.S.	244,796	1,061,337
Hurriyet Gazetecilik ve Matbaakilik A.S.	53,162	141,201
Is Finansal Kiralama A.S. *	8,491	45,768
Is Gayrimenkul Yatirim Ortakligi A.S.*	68,475	117,682
Koc Holding A.S. *	110,349	749,970
Migros Turk T.A.S.	12,071	99,012
Turk Sise ve Cam Fabrikalari A.S.	7,593	24,794
Turkcell Iletisim Hizmetleri A.S.	8,510	62,823
Turkiye Garanti Bankasi A.S.	287,289	1,335,340
Turkiye Is Bankasi	153,579	1,091,765
Yapi ve Kredi Bankasi A.S.	52,401	235,377

		7,332,325

Ukraine (0.0%)

Centerenergo *	4,060	45,807
Ukrnafta ADR *	73	11,821

		57,628

United Kingdom (24.0%)

Allied Domecq	688,480	6,874,875
Anglo American PLC	9,699	241,799
Associated British Ports Holdings	29,360	268,910
BAA	135,435	1,582,787
Barclays	615,170	6,680,847
BG Group PLC	55,930	438,893
Billiton	329,900	4,923,928
BOC Group	269,428	5,132,209

Boots Group	10,497	133,873
BP Amoco	1,085,582	11,726,999
British American Tobacco	274,762	5,043,685
British Land Co.	5,556	92,057
British Sky Broadcasting Group	18,291	199,171
Bunzl	214,056	2,058,270
Burberry Group	13,793	104,723
Cadbury Schweppes	468,871	4,605,345
Compass Group PLC	40,343	194,251
Diageo	57,464	817,916
Forth Ports PLC	2,543	68,921
GlaxoSmithKline	317,420	7,583,913
Great Universal Stores	129,744	2,349,233
Hays PLC	1,186,976	3,062,980
Highland Gold Mining Ltd	22,501	97,411
Hilton Group	23,049	138,892
Imperial Tobacco	293,762	7,837,418
ITV PLC	658,374	1,467,975
J Sainsbury PLC	7,404	40,631
National Grid Transco	529,078	5,130,607
Pearson	19,437	238,362
Peninsular & Oriental Steam Navigation Co., PLC	67,851	409,519

Peter Hambro Mining *	18,072	211,897
Prudential Corp.	177,155	1,610,655
Rank Group	12,459	66,755
Reckitt Benckiser	147,878	4,661,603
Reed International	636,940	6,482,647
Rolls Royce *	470,556	2,351,649
Scottish & Newcastle	10,409	89,684
Scottish & Southern Energy PLC	6,722	113,379
Shell Transportation & Trading Co.	102,851	964,753
Smith & Nephew	36,268	372,963
Tesco	130,597	766,261
UK Royal Bank of Scotland	128,488	4,403,539
UkrTelecom *	14,159	116,249
Vodafone Group	3,653,434	9,568,100
William Hill PLC	8,441	97,836
Wolseley	74,653	1,591,354
WPP Group	18,560	213,694

		113,229,418

United States (0.1%)

Autoliv	4,188	209,991
News Corporation, Inc.	13,478	234,042

		444,033

Venezuela (0.0%)

Cia Anonima ADR	8,879	185,571

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS, AND WARRANTS (Cost $353,391,392)		454,621,609

CLOSED END INVESTMENT COMPANIES (0.1%)

Macquarie Airports	119,613	317,578
Macquarie Infrastructure Group	67,124	193,645
SIF 1 Banat-Crisana	50,000	29,244

SIF 2 Moldmova	54,000	26,679
SIF 3 Transilvania Brasov	41,000	27,257
SIF 4 Mutenia Bucuresti	75,000	29,153
SIF 5 Oltenia	47,500	27,264
		139,597

TOTAL CLOSED END INVESTMENT COMPANIES (Cost $541,108)		650,820

	PAR (000)
FOREIGN BONDS (0.3%)
Hungary (0.2%)

Hungary Government Bond,
7.00%, 06/24/09	31,710	173,998
6.25%, 06/12/08	72,000	386,015
6.75%, 02/12/13	43,670	239,343
5.50%, 02/12/14	86,270	436,089

		1,235,445

Venezuela (0.1%)

Republic of Venezuela, 9.25%, 09/15/27	240	247,800

TOTAL FOREIGN BONDS (Cost $1,149,874)		1,483,245

REPURCHASE AGREEMENT (1.5%)
Banc America Securities, LLC
(Agreement Dated 02/28/05 to be repurchased at $7,280,516 collateralized by $5,275,000 (Value $7,428,279) U.S. Treasury Notes, 8.00%, due 11/15/21) 2.55%, 03/01/05	7,280	7,280,000

TOTAL REPURCHASE AGREEMENT (Cost $7,280,000)		7,280,000

SECURITIES LENDING (4.2%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston	19,787	19,787,314

TOTAL SECURITIES LENDING (Cost $19,787,314)		19,787,314

TOTAL INVESTMENT IN SECURITIES – 102.3% (Cost $369,642,374***)		483,822,988

OTHER LIABILITIES IN EXCESS OF ASSETS – (2.3%)		(10,788,760)

NET ASSETS – 100%		$473,044,228

NET ASSET VALUE PER SHARE
Institutional Shares ($470,361,914 ÷ 31,689,468 shares outstanding)		$14.84

Class A Shares ($1,899,555 ÷ 128,628 shares outstanding)		$14.77

Class C Shares ($782,760÷ 53,367 shares outstanding)	$14.67

*	Non-income producing securities.

**	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

***	Aggregate cost for Federal income tax purposes is $362,362,374. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$102,577,492
Excess of tax cost over value	$(691,605)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Limited Maturity Bond Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par(000)	Value
AGENCY OBLIGATIONS (31.3%)
Federal Farm Credit Bank (1.9%)

Notes
2.25%, 09/01/06	1,500	$1,470,000
2.625%, 09/17/07	1,750	1,699,688

		3,169,688

Federal Home Loan Bank (8.8%)

Notes
4.125%, 11/15/06**	4,000	4,030,000
2.75%, 03/14/08**	6,300	6,087,375
3.625%, 11/14/08**	5,000	4,931,250

		15,048,625

Freddie Mac (6.8%)

Mortgage Backed Securities
6.00%, 04/01/14, (Pool #E76190)	1,549	1,611,904
5.50%, 10/01/16, (Pool #E01042)	834	856,660

Notes
5.125%, 10/15/08	825	854,403
2.70%, 03/16/07**	2,500	2,450,000
5.75%, 03/15/09**	5,500	5,830,000

		11,602,967

Fannie Mae (11.7%)

Mortgage Backed Securities
6.50%, 11/01/13, (Pool #252098)	687	723,531
6.00%, 04/01/14, (Pool #484807)	269	280,487
6.50%, 04/01/14, (Pool #323654)	1,224	1,288,123
6.00%, 01/01/17, (Pool #624250)	1,558	1,622,948
5.50%, 10/01/17, (Pool #657376)	1,375	1,410,164

Notes
2.125%, 04/15/06	3,200	3,156,000
5.50%, 05/02/06	3,300	3,374,250
3.25%, 11/15/07**	5,000	4,918,749
4.00%, 09/02/08**	3,500	3,473,750

		20,248,002

Government National Mortgage Association (2.1%)

Mortgage Backed Securities
6.00%, 06/15/13, (Pool #456934)	448	469,875
6.00%, 07/15/13, (Pool #433894)	768	805,162
6.50%, 06/15/14, (Pool #510976)	194	204,954
6.50%, 11/15/15, (Pool #479694)	233	246,805
5.50%, 09/15/16, (Pool #564803)	696	720,772
5.50%, 10/15/16, (Pool #570640)	49	50,697

6.00%, 04/15/17, (Pool #552489)	743	777,989
4.50%, 11/15/17, (Pool #595163)	267	266,271

		3,542,525

TOTAL AGENCY OBLIGATIONS (Cost $53,684,601)		53,611,807

ASSET BACKED SECURITIES (0.8%)

Carat 2003-2 A3A, 1.44%, 02/15/07	602	597,678
Harot 2003-3 A2, 1.52%, 04/21/06	388	387,221
Walt 2003-1 A2A, 1.40%, 04/15/06	369	368,390

TOTAL ASSET BACKED SECURITIES (Cost $1,359,451)		1,353,289

DOMESTIC CORPORATE BONDS (44.9%)
Auto (1.5%)

Ford Motor Credit Co.*, 3.75%, 11/16/06	1,700	1,703,917
General Motors Acceptance Corp.**, 5.625%, 05/15/09	875	857,500

		2,561,417

Banking & Financial Services (20.3%)

American Express Credit, 3.00%, 05/16/08	3,500	3,381,874
Bear Stearns Co., Inc., 3.00%, 03/30/06	3,000	2,981,250
CIT Group Inc., 3.65%, 11/23/07	1,650	1,623,057
Citigroup, Inc., 3.625%, 02/09/09	1,350	1,321,313
Countrywide Home Credit, 5.50%, 08/01/06	2,000	2,045,000
General Electric Capital Corp., 2.75%, 09/25/06	2,000	1,970,000
Genworth Financial, Inc.*, 2.64%, 06/15/07	3,000	3,003,750
Household Finance Corp., 5.75%, 01/30/07	2,000	2,065,000
J.P. Morgan Chase & Co.*, 2.13%, 10/02/09	1,750	1,756,563
Lehman Brothers Holdings, 6.25%, 05/15/06	2,500	2,575,000
MBNA Corp., 6.25%, 01/17/07	2,000	2,077,500
Merrill Lynch, 4.125%, 01/15/09	2,500	2,484,375

Morgan Stanley, 3.625%, 04/01/08	2,000	1,967,500
U.S. Central Credit Union, 2.75%, 05/30/08	2,000	1,920,000
Washington Mutual, Inc., 2.40%, 11/03/05	1,700	1,689,375
Wells Fargo Co.*, 2.59%, 09/15/09	1,800	1,802,725

		34,664,282

Computers (4.1%)

Hewlett Packard Co., 7.15%, 06/15/05	3,350	3,387,688
IBM, 4.375%, 06/01/09	2,600	2,606,500
Unisys Corp., 8.125%, 06/01/06	1,000	1,048,750

		7,042,938

Consumer Goods (0.6%)

American Standard Co., 7.375%, 04/15/05	1,000	1,005,656

Entertainment (0.9%)

Time Warner, 6.125%, 04/15/06	1,500	1,537,500

Food & Beverage (2.6%)

Kellogg Co., 6.00%, 04/01/06	1,000	1,024,356
Pepsico, Inc., 3.20%, 05/15/07	2,000	1,970,000
Safeway, Inc., 2.50%, 11/01/05	1,500	1,490,625

		4,484,981

Health Care (0.6%)

United Health Group, Inc., 3.375%, 08/15/07	1,000	983,750

Hotels & Lodging (0.6%)

Park Place Entertainment, 7.875%, 12/15/05	1,000	1,032,500

Machinery & Equipment (3.3%)

Caterpiller Financial Services Corp., 4.875%, 06/15/07	2,500	2,544,630
John Deere, 4.125%, 07/15/05	2,100	2,107,875
John Deere Capital Corp., 3.375%, 10/01/07	1,000	982,500

		5,635,005

Manufacturing (1.3%)

3M Employee Stock Ownership, 5.62%, 07/15/09	716	738,696
Masco Corp., 6.75%, 03/15/06	1,500	1,548,750

		2,287,446

Multimedia (1.2%)

Gannett Co., 5.50%, 04/01/07	2,000	2,062,500

Oil & Exploration (0.9%)

Conoco Funding, 5.45%, 10/15/06	1,500	1,539,375

Pharmaceuticals (1.2%)

Bristol-Myer Squibb, 4.00%, 08/15/08	2,000	1,985,000

Retail (2.5%)

Home Depot, Inc., 3.75%, 09/15/09	1,000	978,750
May Department Stores, 3.95%, 07/15/07	500	495,625
Target Corp., 3.375%, 03/01/08	1,750	1,715,000
J.C. Penny & Co., Inc., 7.60%, 04/01/07	1,000	1,071,250

		4,260,625

Special Purpose Entity (0.8%)

Aria CDO I (Jersey) LTD*., 3.13%, 10/07/09	850	854,386
Brascan Sels Cports*, 6.51%, 10/31/09	550	550,000

		1,404,386

Telecommunication (0.5%)

New York Telephone Co., 6.00%, 04/15/08	800	835,000

Utilities - Electrical & Electronic (2.0%)

Public Service Co. of Colorado, 4.375%, 10/01/08	1,600	1,604,000
Virginia Electric Power Co., 5.75%, 03/31/06	1,700	1,736,125

		3,340,125

TOTAL DOMESTIC CORPORATE BONDS (Cost $77,259,400)		76,662,486

FOREIGN BONDS (4.9%)
Corporate Bonds (1.3%)

Cosan SA Industrial, 9.00%, 11/01/09	875	914,375
Vimpelcom, 10.00%, 06/16/09	1,000	1,092,500
8.00%, 02/11/10	225	228,375

		2,235,250

Sovereign Agency (3.6%)

Japan Bank for International	2,500	2,529,533

Corporation, 7.125%, 06/20/05
Province Of Ontario, 3.35%, 07/16/07	1,700	1,674,500
Republic Of Italy, 3.75%, 12/14/07	2,000	1,982,500

		6,186,533

TOTAL FOREIGN BONDS (Cost $8,304,169)		8,421,783

U.S. TREASURY OBLIGATIONS (16.8%)
U.S. Treasury Notes (16.8%)

Notes
2.25%, 02/15/07**	4,000	3,900,000
3.25%, 08/15/07**	4,500	4,457,637
3.00%, 02/15/08**	7,000	6,855,632
3.00%, 02/15/09**	6,500	6,288,750
3.50%, 08/15/09**	4,000	3,929,844
3.50%, 11/15/09**	3,400	3,332,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,096,528)		28,763,863

	Shares
.INVESTMENT COMPANIES (0.6%)
Management investment, open-end - Mutual Funds (0.6%)

Fifth Third Government Money Market Institutional Fund	959,574	959,574

TOTAL INVESTMENT COMPANIES (Cost $959,574)		959,574

SECURITIES LENDING COLLATERAL (36.0%)	Par (000)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	61,645	61,645,130

TOTAL SECURITIES LENDING COLLATERAL (Cost $61,645,130)		61,645,130

TOTAL INVESTMENT IN SECURITIES – 135.3%		231,417,932

(Cost $232,308,853****)
OTHER LIABILITIES IN EXCESS OF ASSETS – (35.3)%		(60,385,115)

NET ASSETS – 100%		$171,032,817

NET ASSET VALUE PER SHARE
Institutional Shares
($167,362,125 ÷ 16,330,047 shares outstanding)		$10.25

Class A Shares
($2,630,782 ÷ 256,767 shares outstanding)		$10.25

Class C Shares
($1,039,910 ÷ 101,561 shares outstanding)		$10.24

*	The rates are shown as of February 28, 2005.

**	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

***	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subjects to that rule except to qualified institutional buyers.

****	Aggregate cost for Federal income tax purposes is $170,663,723. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$790,702
Excess of tax cost over value	$(1,681,624)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Low Duration Bond Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (33.0%)
Fannie Mae (8.6%)

Notes
5.50%, 02/15/06	500	$509,807
5.50%, 05/02/06	520	531,587
2.625%, 01/19/07	600	587,982

		1,629,376

Federal Home Loan Bank (13.3%)

Notes
2.50%, 12/15/05	500	497,026
2.125%, 05/15/06	500	492,016
1.875%, 06/15/06	550	538,734
2.875%, 09/15/06	500	495,360
4.125%, 11/15/06	500	503,684

		2,526,820

Freddie Mac (11.1%)

Notes
1.50%, 08/15/05	400	397,425
5.50%, 07/15/06	550	564,460
4.875%, 03/15/07	600	613,323
2.40%, 03/29/07	550	535,410

		2,110,618

TOTAL AGENCY OBLIGATIONS (Cost $6,352,832)		6,266,814

DOMESTIC CORPORATE BONDS (32.1%)
Banking & Financial Services (17.2%)

American Express Co., 5.50%, 09/12/06	370	379,704
CIT Group Inc., 3.65%, 11/23/07	300	295,101
Countrywide Home Credit, 5.50%, 08/01/06	450	460,311
General Electric Capital Corp., 5.00%, 06/15/07	380	388,170
Genworth Financial, Inc., * 2.64%, 06/15/07	500	500,490
Merrill Lynch, 3.375%, 09/14/07	360	354,174
Morgan Stanley Dean Witter, 6.10%, 04/15/06	450	461,885
Wells Fargo Co., 6.875%, 04/01/06	425	438,680

		3,278,515

Computer Systems & Equipment (2.0%)

IBM, 4.875%, 10/01/06	375	381,627

Food & Beverage (2.1%)

Pepsico, Inc., 3.20%, 05/15/07	400	394,215

Machinery & Equipment (2.0%)

Caterpillar Fin Serv Corp., 2.625%, 01/30/07	400	390,236

Multimedia (2.2%)

Gannett Co., 5.50%, 04/01/07	400	412,300

Pharmaceuticals (2.0%)

Bristol-Myers Squibb, 4.75%, 10/01/06	375	380,282

Retail (2.2%)

Target Corp., 5.50%, 04/01/07	400	412,542

Utilities (2.4%)

National Rural Utilities, 6.00%, 05/15/06	450	462,048

TOTAL DOMESTIC CORPORATE BONDS (Cost $6,239,407)		6,111,765

U.S. TREASURY OBLIGATIONS (28.4%)
U.S. Treasury Notes (28.4%)

Notes,
1.25%, 05/31/05	400	398,656
1.625%, 03/31/05	700	699,695
1.875%, 11/30/05	300	297,352
5.625%, 02/15/06	750	767,315
2.375%, 08/15/06	800	788,187
2.25%, 02/15/07	600	585,258
3.125%, 05/15/07	700	692,700
3.25%, 08/15/07	700	693,410
3.00%, 02/15/08	500	489,688

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,455,007)		5,412,261

FOREIGN BONDS (3.6%)
Sovereign Agency (3.6%)

Province Of Ontario, 3.35%, 07/16/07	300	295,531
Republic Of Italy, 3.75%, 12/14/07	400	396,606

TOTAL FOREIGN BONDS (Cost $699,323)		692,137

	Shares
INVESTMENT COMPANIES (2.3%)
Management investment, open-end - Mutual Funds (2.3%)

Fifth Third Government Money Market - Institutional	438,685	438,685

TOTAL INVESTMENT COMPANIES (Cost $438,685)		438,685

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $19,185,254**)		$18,921,662

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		$116,464

NET ASSETS – 100%		$19,038,126

NET ASSET VALUE PER SHARE
Institutional Shares ($18,945,749 ÷ 1,932,107 shares outstanding)		$9.81

Class A Shares ($80,827 ÷ 8,245 shares outstanding)		$9.80

Class C Shares ($11,550 ÷ 1,178 shares outstanding)		$9.80

*	The rates shown are as of February 28, 2005.

**	Aggregate cost for Federal income tax purposes is $19,185,254. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$635
Excess of tax cost over value	$(264,226)

Mercantile Funds, Inc.

Maryland Tax-Exempt Bond Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (94.2%)
District of Columbia (2.6%)
Washington D.C., Metropolitan Transit Authority, Gross Revenue, INS: MBIA, 5.00%, 07/01/10	300	$326,400
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC, 6.00%, 07/01/09	600	672,000
Washington DC Metro Area, Transit Authority, RB, Refunding, INS: MBIA, 5.00%, 01/01/12	500	548,675

		1,547,075

Maryland (88.3%)
Annapolis, GO, CPI, 5.00%, 11/01/16	440	466,928
Anne Arundel County, GO, 5.00%, 03/01/16	750	819,653
5.25%, 03/01/18	1,000	1,101,869
Baltimore City, GO, CPI, INS: FGIC, Unrefunded, 5.00%, 10/15/16	80	83,914
Baltimore City, GO, CPI, INS: FGIC, Prerefunded 4/15/08 @ 101, 5.00%, 10/15/16	420	452,411
Baltimore City, GO, INS: MBIA, 7.00%, 10/15/10	450	538,016
Baltimore City, RB, Waste Water Project, INS: FGIC, 5.90%, 07/01/13	1,000	1,166,519
5.00%, 07/01/22	1,000	1,099,019
Baltimore County Metropolitan District, 65th Service, GO, 5.50%, 06/01/13	440	461,380
Baltimore County, COP, Equipment Acquisition Program, 5.00%, 08/01/07	250	263,570
Baltimore County, GO, 5.00%, 08/01/11	750	825,383
5.125%, 08/01/12	500	540,235
Baltimore, COP, Board of Education Administration, INS: MBIA, 5.25%, 04/01/07	500	526,000
Cecil County, GO, CPI, 5.00%, 08/01/09	655	705,081
Charles County, GO, 5.70%, 03/01/10	750	760,410
Frederick City, GO, 5.00%, 12/01/08	400	430,616
5.00%, 12/01/08	500	538,085
5.25%, 07/01/12	250	272,410
Gaithersburg, Hospital Facilities, Shady Grove Hospital RB, INS: FSA, 5.50%, 09/01/15	1,515	1,566,661
Harford County, GO, CPI, UT, 5.50%, 12/01/07	920	989,938
5.00%, 12/01/14	125	135,151

Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102, 5.00%, 12/01/14	125	133,358
Howard County, GO, CPI, 5.00%, 02/15/06	650	666,140
Maryland Environmental Services–Cecil County, RB, Landfill Project 5.125%, 09/01/10	180	194,225
5.30%, 09/01/12	250	269,183
Maryland National Capital Park & Planning Commission – Prince George’s County, GO, Unrefunded Balance, 5.375%, 01/15/14	450	477,563
Maryland State & Local Facilities, GO, GPI, 5.25%, 06/15/06	500	517,690
5.25%, 02/01/08	680	728,613
5.50%, 03/01/08	2,500	2,700,799
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA, 5.125%, 06/01/17	325	348,195
5.15%, 06/01/22	390	409,114
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Multi-family, 5.05%, 05/15/18	120	123,088
5.30%, 09/01/10	240	247,339
Maryland State Department of Transportation, RB, 5.00%, 02/01/06	500	511,820
Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters, 5.00%, 06/01/15	450	488,282
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC, 5.375%, 07/01/14	500	548,905
Maryland State Health & Higher Education Facilities Authority, RB, Goucher College, 5.375%, 07/01/25	500	536,540
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA, 5.30%, 10/01/18	460	527,901
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Refunding, 5.625%, 07/01/17	500	537,430
Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, RB, Prerefunded 07/01/09 @ 101, 6.00%, 07/01/39	500	566,135

Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.50%, 07/01/13	800	881,392
5.375%, 07/01/32	500	530,865
Maryland State Health & Higher Educational Facilities Authority, RB, Helix Health Inc., INS: AMBAC, ETM, 5.125%, 07/01/11	600	663,486
5.125%, 07/01/12	555	617,371
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital, 5.125%, 07/01/20	500	532,240
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University, 5.125%, 07/01/11	600	648,150
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins Hospital, 5.00%, 05/15/09	400	427,580
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University, 5.00%, 07/01/11	500	548,460
5.25%, 07/01/16	750	811,380
5.25%, 07/01/17	500	539,930
Maryland State Health & Higher Educational Facilities Authority, Suburban Hospital, RB, 5.50%, 07/01/16	750	826,995
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics, 5.25%, 12/15/14	500	548,290
Maryland State Industrial Development, RB, National Aquarium Baltimore, 5.50%, 11/01/17	750	830,865
Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC, 5.75%, 12/15/08	335	343,536
5.80%, 12/15/09	535	548,653
Maryland State Stadium Authority, Sports Facility, RB, INS: AMBAC, 5.75%, 03/01/18	1,000	1,040,869
Maryland State Transportation Authority, RB, 5.80%, 07/01/06	775	808,372
Montgomery County Revenue Authority, RB, Olney Indoor Swim Project, 5.25%, 10/01/12	250	255,720
Montgomery County, COP, GPI, Equipment Acquisition Program, 4.50%, 06/01/06	500	512,470

Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group, 5.50%, 12/01/16	930	1,040,233
Montgomery County, RB, Housing Opportunity Community Housing, Multi-Family, Avalon Knoll, FNMA COLL, 5.70%, 07/01/10	150	156,402
Montgomery County. GO, CPI, 5.75%, 07/01/06	400	417,180
New Baltimore School Board, RB, 4.85%, 11/01/11	450	482,369
5.125%, 11/01/14	455	491,436
Ocean City, GO, INS: FGIC, 5.00%, 03/01/09	450	485,051
Prince George’s County, GO, 5.00%, 10/01/12	15	16,211
Prince George’s County, GO, INS: MBIA, 5.20%, 03/15/08	500	519,290
5.25%, 03/15/15	400	425,312
Prince George’s County, GO, Prerefunded, 10/01/09 @ 101, 5.00%, 10/01/12	485	531,735
Prince George’s County, Housing Authority, Multi-family, RB, 7.00%, 04/15/19	500	510,985
Prince George’s County, RB, IDA, Hyattsville District Court Facility, 6.00%, 07/01/09	675	690,998
Prince George’s County. GO, CPI, INS: FSA, 5.00%, 05/15/07	525	551,985
Queen Anne’s County, GO, INS: FGIC, 5.00%, 11/15/10	400	437,880
Saint Mary’s College, Academic Fees, RB, INS: AMBAC, 5.55%, 09/01/30	500	541,235
Saint Mary’s County, GO, Prerefunded 10/1/09 @ 101, 5.50%, 10/01/14	1,000	1,117,619
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital, 5.00%, 10/01/09	880	950,822
Talbot County, GO, 5.00%, 03/15/12	480	527,050
University of Maryland System, RB, Auxiliary Facilities & Tuition, 5.40%, 04/01/07	300	311,748
5.00%, 04/01/08	500	532,210
5.125%, 04/01/13	400	420,584
5.00%, 04/01/15	500	526,170
Washington County, GO, INS: FGIC, 5.00%, 01/01/16	675	713,617
5.50%, 01/01/20	300	326,727
Washington Suburban Sanitary District, GO, General Construction, 5.25%, 06/01/24	440	472,432
Washington Suburban Sanitary District, GO, General Construction, Prerefunded 06/01/07 @ 102, 5.00%, 06/01/09	500	536,330
Wicomico County, GO, INS: FGIC, 5.00%, 02/01/15	755	797,620

Worcester County, GO, 5.20%, 08/01/08	515	538,093
Worcester County, GO, Prerefunded, 08/01/06 @ 101, 5.20%, 08/01/08	795	833,828

		52,095,345

Puerto Rico (3.3%)
Children’s Trust Fund, RB, Puerto Rico Tobacco, Prerefunded 7/1/10 @ 100, 6.00%, 07/01/26	750	853,260
Puerto Rico Electric Power Authority, Series AA, RB, INS: MBIA, 5.40%, 07/01/13	1,000	1,072,690

		1,925,950

TOTAL MUNICIPAL BONDS (Cost $53,327,812)		55,568,370

	Shares
INVESTMENT COMPANIES (4.6%)
Black Rock Provident Institutional Funds - MuniFund	1,357,000	1,357,448
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,344,000	1,343,845

TOTAL INVESTMENT COMPANIES (Cost $2,701,293)		2,701,293

TOTAL INVESTMENT IN SECURITIES — 98.8% (Cost $56,029,105) *		$58,269,663

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		710,472

NET ASSETS – 100%		$58,980,135

NET ASSET VALUE PER SHARE
Institutional Shares
($57,698,104 ÷ 5,215,634 shares outstanding)		$11.06

Class A Shares
($1,064,257 ÷ 96,208 shares outstanding)		$11.06

Class C Shares
($217,775 ÷ 19,679 shares outstanding)		$11.07

*	Aggregate cost for Federal income tax purposes is $64,429,105. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$2,537,125
Excess of tax cost over value	$(156,255)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

National Tax-Exempt Bond Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (95.6%)
Alabama (2.1%)

Auburn University, RB, General Fee	2,345	$2,612,846

Revenue, INS: MBIA, 5.50%, 06/01/13
Arizona (1.0%)

Maricopa County School District No.	1,230	1,296,863

38 Madison Elementary, GO, INS: MBIA, Prerefunded 07/01/06 @ 101, 5.80%, 7/1/15
Arkansas (2.9%)

Arkansas State, GO, INS: FGIC, 5.25%, 08/01/05	1,425	1,442,998

University of Arkansas, RB, Fayetteville Campus, INS: FGIC, 5.50%, 12/01/16	2,000	2,254,720

		3,697,718

California (1.8%)

Los Angeles Unified School District, GO,INS: MBIA, 5.75%, 07/01/13	2,000	2,322,540

Colorado (7.1%)

Adams State College, RB, INS: MBIA, 5.25%, 05/15/24	1,000	1,082,550
Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW 5.50%,12/15/12	1,750	1,935,290
6.00%, 12/15/13	1,000	1,127,950
Colorado Springs, RB, Utility Revenue, ETM, 5.875%, 11/15/17	1,500	1,752,660
Denver City and County, COP, INS: AMBAC, 5.75%, 12/01/18	1,750	2,001,913
Denver City and County, GO, 6.00%, 10/01/10	1,000	1,139,230

		9,039,593

Florida (2.7%)

Florida State, RB, Department of Environmental Protection, INS: AMBAC, 6.00%, 07/01/12	1,000	1,161,000
Hillsborough County Capital Improvements Program, RB, INS: FGIC, 6.00%, 08/01/05	1,210	1,229,082
Lee County Transit Facilities Revenue, RB, INS: AMBAC, 5.50%, 10/01/14	1,000	1,114,090

		3,504,172

Georgia (7.0%)

Georgia State, GO 6.50%, 12/01/05	1,700	1,753,091
6.00%, 07/01/12	2,000	2,256,220
Private Colleges & Universities, RB, Emory University 5.75%, 11/01/15	2,320	2,616,380
5.75%, 11/01/16	2,000	2,253,300

		8,878,991

Illinois (2.3%)

Chicago Wastewater Transmission, RB, INS: MBIA, Prerefunded 01/01/10 @ 101, 6.00%, 01/01/13	1,545	1,762,938
Chicago, GO, INS: AMBAC, 6.25%, 01/01/13	1,000	1,178,570

		2,941,508

Kansas (3.0%)

Kansas State Development Financial Authority, RB, PCR, Prerefunded 11/01/10 @ 100, 6.00%, 11/01/14	2,000	2,293,340
Kansas State, RB, Turnpike Authority, INS: AMBAC, 5.50%, 09/01/06	1,500	1,565,160

		3,858,500

Louisiana (2.0%)

Louisiana Public Facilities, RB, INS: FSA, 5.50%, 08/01/17	2,365	2,605,899

Maryland (2.1%)

Gaithersburg, Hospital Facilities, Shady
Grove Hospital RB, INS: FSA, 5.50%, 09/01/15	1,500	1,551,150

Maryland State & Local Facilities, GO, GPI, 5.50%, 03/01/08	1,000	1,080,320

		2,631,470

Massachusetts (8.2%)

Massachusetts Bay Transportation Authority, 5.75%, 07/01/15	85	95,050
Massachusetts Bay Transportation Authority Prerefunded 07/01/2010 @ 100, 5.75%, 07/01/15	915	1,032,239
Massachusetts State, GO, Prerefunded 03/01/12 @100, 5.50%, 03/01/19	3,500	3,935,574
Massachusetts State, GO, Transit Improvements, Prerefunded 01/01/13 @ 100, 5.50%, 01/01/15	1,610	1,808,803
Massachusetts State, GO, Transit Improvements, Prerefunded 02/01/10 @ 101, 6.00%, 02/01/14	2,000	2,271,639
Pembroke, GO, INS: FGIC, 5.50%, 11/15/20	1,230	1,359,839

		10,503,144

Michigan (3.8%)

Detroit, GO, INS: AMBAC, 5.20%, 05/01/07	2,000	2,106,800
Michigan State Building Authority, RB, Facilities Program, 5.50%, 10/15/06	2,500	2,621,700

		4,728,500

Missouri (2.2%)

Farmington School District NO. R7, GO, INS: SADD, 5.70%, 03/01/15	1,065	1,176,133
Missouri State Board of Public Buildings, RB, Special Obligation, 5.75%, 05/01/09	1,500	1,662,645

		2,838,778

New Jersey (5.3%)

New Jersey Environmental Infrastructure,, 5.50%, 09/01/16	1,000	1,100,710
New Jersey State Transportation Authority, RB, 5.50%, 06/15/08	1,800	1,935,540
New Jersey State, GO, Refunding, 5.75%, 02/15/06	1,000	1,032,130
New Jersey Transportation Corp., RB, BAN, INS: AMBAC, 5.50%, 02/01/08	2,500	2,680,850

		6,749,230

New York (1.8%)

New York State Environmental Facility, RB, 6.00%, 06/15/18	1,775	1,979,888
New York State Environmental Facility, RB, Prerefunded 06/15/09 @ 100, 6.00%, 06/15/18	225	252,990

		2,232,878

Ohio (4.8%)

Eaton School District, GO, INS: FGIC, 5.75%, 12/01/20	1,000	1,131,420
Ohio State Higher Education, RB, Capital Facilities, 5.50%, 12/01/07	2,000	2,145,980
Ohio State Water Development Authority, RB, Drinking Water Fund, 5.50%, 12/01/17	2,500	2,814,800

		6,092,200

Oregon (5.4%)

Jackson County School District No. 6 Central Point, GO, INS: FGIC, Prerefunded 06/15/10 @ 100, 5.75%, 06/15/15	2,060	2,321,908
Portland Sewer System, RB, INS: FGIC, 5.75%, 08/01/18	2,000	2,236,740
Portland Urban Renewal, Tax Allocation, Oregon Conventional Center. INS: AMBAC, 6.00%, 06/15/13	2,000	2,268,220

		6,826,868

Pennsylvania (13.1%)

Allegheny County Sanitation Authority, RB, INS: MBIA, 5.75%, 12/01/13	1,150	1,301,927
Chester County, GO, 5.50%, 11/15/15	4,300	4,779,578
Mifflin County, GO, INS: FGIC, 5.625%, 9/01/28	2,000	2,211,960
Pennsylvania State, GO, 5.75%, 01/15/09	1,315	1,449,077
Radnor Township, Pennsylvania School District, GO, INS: SAW Prerefunded 03/15/07 @ 100, 5.75%, 03/15/19	2,500	2,659,050
Uniontown School District, INS: FSA, Prerefunded 10/01/12 @ 100, 5.50%, 10/01/30	1,440	1,642,536
Wilkes Barre Penn School District, GO, INS: MBIA, Prerefunded 04/01/14 @ 100, 5.50%, 04/01/18	2,460	2,788,558

		16,832,686

Puerto Rico (3.6%)

Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA 6.25%, 07/01/05	1,345	1,363,427
5.50%, 07/01/13	2,780	3,180,653

		4,544,080

Rhode Island (2.2%)

Rhode Island State, GO, INS: FGIC, 6.00%, 07/15/14	2,415	2,762,422

South Carolina (2.2%)

South Carolina Transportation Infrastructure, RB, GPI, 5.50%, 10/01/06	2,705	2,829,295

Texas (3.6%)

San Antonio Electric & Gas, RB, Unrefunded Balance, 5.80%, 02/01/06	1,765	1,818,391
Texas Tech University, RB, INS: MBIA, 5.50%, 08/15/18	2,550	2,819,102

		4,637,493

Virginia (3.5%)

Hampton, GO, GPI, Prerefunded 02/01/10 @ 102, 5.75%, 02/01/15	1,490	1,699,315
Montgomery County IDA Lease, RB, INS: AMBAC, 6.00%, 01/15/17	1,000	1,146,540
Virginia State Public Schools, RB, 5.50%, 08/01/08	1,500	1,628,805

		4,474,660

Wisconsin (1.9%)

Sun Prairie Area School District, GO, INS: FSA, Prerefunded 03/01/10 @ 100, 6.00%, 03/01/14	1,180	1,341,306
Wisconsin State, GO, 6.20%, 05/01/06	1,000	1,041,570

		2,382,876

TOTAL MUNICIPAL BONDS		121,825,210

	Shares	Value
INVESTMENT COMPANIES (3.2%)

Black Rock Provident Institutional Funds - MuniFund	1,517,762	1,517,762
Goldman Sachs Financial Square Tax-Free Money Market Fund	2,600,033	2,600,033

TOTAL INVESTMENT COMPANIES		4,117,795

TOTAL INVESTMENT IN SECURITIES – 98.8% (Cost $120,261,508*)		125,943,005

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,512,494

NET ASSETS – 100%		$127,455,499

NET ASSET VALUE PER SHARE
Institutional Shares ($126,954,150 ÷ 13,009,665 shares outstanding)		$9.76

Class A Shares ($326,214 ÷ 33,358 shares outstanding)		$9.78

Class C Shares ($175,135 ÷ 17,939 shares outstanding)		$9.76

*	Aggregate cost for Federal income tax purposes is $139,261,508. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$6,152,600
Excess of tax cost over value	$(153,731)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Prime Money Market Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (5.7%)
Fannie Mae (1.4%)

Discount Note 2.90%, 08/17/05 **	12,000	$11,835,507

Federal Home Loan Bank (4.3%)

Notes
1.40%, 04/01/05 **	10,000	9,999,880
2.25%, 10/20/05 **	6,500	6,500,000
2.82%, 12/16/05	10,000	9,999,999
3.13%, 02/03/06	10,000	10,000,000

		36,499,879

TOTAL AGENCY OBLIGATIONS (Cost $48,335,386)		48,335,386

ASSET BACKED SECURITIES *** (23.2%)
Finance (23.2%)

Amsterdam Funding Corp., 2.53%, 03/07/05	15,000	14,993,675

Barton Capital, 2.46%, 03/14/05	21,000	20,981,345
Delaware Funding, 2.53%, 03/17/05	15,000	14,983,133
Edison Asset Securitization, 2.64%, 04/18/05	15,000	14,947,200

Fairway Finance, 2.53%, 03/22/05	22,000	21,967,532
Fountain Square, 2.60%, 03/30/05	15,000	14,968,583
Kitty Hawk Funding, 2.59%, 03/28/05	20,000	19,961,150
Old Line Funding, 2.65%, 04/15/05	25,000	24,916,250

Three Pillars Funding
2.53%, 03/14/05	10,000	9,990,864
2.53%, 03/15/05	15,000	14,985,242

Windmill Funding, 2.63%, 04/12/05	23,000	22,929,428

TOTAL ASSET BACKED SECURITIES (Cost $195,624,402)		195,624,402

CERTIFICATES OF DEPOSIT (8.3%)

ABN AMRO Finance, Inc., 2.52%, 03/18/05 *	10,000	9,999,801

Bayerische Landesbank, 2.69%, 07/25/05 *	10,000	10,002,948
CIBC, 2.59%, 04/04/05	15,000	15,000,000

Toronto Dominion Bank, 2.47%, 03/28/05	15,000	15,000,000

Wells Fargo & Co., 2.55%, 03/31/05	20,000	20,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $70,002,749)		70,002,749

COMMERCIAL PAPER (32.3%)
Broker / Dealers (5.7%)

Morgan Stanley Dean Witter, 2.53%, 03/11/05	18,000	17,987,350
UBS Finance, 2.59%, 03/01/05	30,000	30,000,000

		47,987,350

Finance Services (9.9%)

American Honda Finance, 2.68%, 04/21/05	15,000	14,943,050

Citicorp, 2.54%, 03/24/05	18,000	17,970,790
Northern Trust, 2.51%, 03/02/05	15,000	14,998,954
Toyota, 2.55%, 03/30/05	25,000	24,948,646
Wachovia Corp., 2.54%, 03/24/05	10,000	9,983,772

		82,845,212

Foreign Banks (13.2%)

CBA (Del) Finance, 2.37%, 03/03/05	15,000	14,998,025
Dexia (Del), LLC 2.35%, 03/01/05	15,000	15,000,000
2.68%, 04/22/05	12,000	11,953,547
HBOS Treasury Services, 2.56%, 04/13/05	25,000	24,923,556

KFW International Finance, 2.85%, 07/25/05	12,000	11,861,300

Societe Generale 2.32%, 03/01/05	20,000	20,000,000
2.95%, 09/12/05	12,000	11,808,250

		110,544,678

Utilities - Electric (3.5%)

GE Capital Corp. 2.51%, 04/07/05	10,000	9,974,203
2.53%, 04/11/05	20,000	19,942,372

		29,916,575

TOTAL COMMERCIAL PAPER (Cost $271,293,815)		271,293,815

DOMESTIC CORPORATE BONDS (5.9%)
Financial Services (5.9%)

BP Capital Markets PLC, 4.00%, 04/29/05	5,000	5,021,427

Greenwich Capital, 2.63%, 03/27/05 *	22,000	22,000,000
JP Morgan Chase, 2.69%, 03/07/05 *	10,000	10,000,399
US Bank N.A., 2.64%, 07/25/05 *	13,000	12,999,367

TOTAL DOMESTIC CORPORATE BONDS (Cost $50,021,193)		50,021,193

	Shares	Value
INVESTMENT COMPANIES (2.6%)

BlackRock Provident Institutional Funds - TempFund	11,857,229	11,857,229

Goldman Sachs Financial Square Prime Obligations Fund	5,399,799	5,399,799
Merrill Lynch Premier Institutional Fund	4,566,925	4,566,925

TOTAL INVESTMENT COMPANIES (Cost $21,823,953)		21,823,953

	Par (000)	Value
REPURCHASE AGREEMENTS (22.2%)
Banc America Securities Llc,	37,000	37,000,000

(Agreement dated 02/28/05 to be repurchased at $37,002,621 collateralized by $26,790,000 (Value $37,725,796) U.S. Treasury Notes, 8.00%, due 11/15/21) 2.55%, 03/01/05
Goldman Sachs,	37,000	37,000,000

(Agreement dated 02/28/05 to be repurchased at $37,002,631 collateralized by $31,385,000 (Value $37,665,441) U.S. Treasury Notes, 6.125%, due 11/15/27) 2.56%, 03/01/05
JP Morgan Securities,	38,000	38,000,000

(Agreement dated 02/28/05 to be repurchased at $37,002,723 collateralized by $36,190,000 (Value $38,860,012) U.S. Treasury Notes, 4.75%, due 05/15/14) 2.58%, 03/01/05
Morgan Stanley,	38,000	38,000,000

(Agreement dated 02/28/05 to be repurchased at $37,002,681 collateralized by $35,770,000 (Value $38,718,138) U.S. Treasury Notes, 6.625%, due 05/15/07) 2.54%, 03/01/05
Wachovia Securities	37,000	37,000,000

(Agreement dated 02/28/05 to be

repurchased at $37,002,662

collateralized by $9,312,000 (Value

$11,835,822) U.S. Treasury

Notes, 7.25%, due 05/15/16 And $35,000,000 (Value

$25,739,280) U.S. Treasury

Strips,

4.34%, due 05/15/12)

2.59%, 03/01/05

		113,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $187,000,000)		187,000,000

SECURITIES LENDING COLLATERAL (3.4%)

Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 1.I)	29,058	29,057,828

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,057,828)		29,057,828

TOTAL INVESTMENT IN SECURITIES – 103.6% (Cost $844,101,498****)		873,159,326

LIABILITIES IN EXCESS OF ASSETS – (3.6)%		(30,068,850)

NET ASSETS – 100%		$843,090,476

NET ASSET VALUE PER SHARE
Institutional Shares ($765,297,957 ÷ 765,361,862 shares outstanding)		$1.00

Class A Shares ($77,229,355 ÷ 77,229,355 shares outstanding)		$1.00

Class C Shares ($563,164 ÷ 563,164 shares outstanding)		$1.00

*	The rates shown are as of February 28, 2005.

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and many not be resold subject to that rule except to qualified institutional buyers.

****	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Tax-Exempt Limited Maturity Bond Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (96.5%)
Alabama (1.2%)
Alabama State Department of Docks Facility, RB, INS: MBIA 6.00%, 10/01/06	1,410	$1,485,407

Arizona (0.9%)
University of Arizona, RB, INS: FSA, 5.25%, 06/01/09	1,050	1,144,322

Arkansas (2.0%)
Arkansas State, 5.50%, 08/01/08	2,250	2,442,443

Colorado (2.8%)
Arapahoe County School District No. 5, GO, SAW, Cherry Creek 5.25%, 12/15/07	1,000	1,066,500
Jefferson County School District, GO, INS: MBIA 5.25%, 12/15/05	1,230	1,258,253
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC 5.25%, 11/01/11	1,000	1,111,920

		3,436,673

Connecticut (3.6%)
Connecticut State Split Tax Obligations, MBIA, Prerefunded 10/1/06 @ 101 5.50%, 10/01/12	2,325	2,459,780
Connecticut State, GO, Refunding, 5.25%, 12/15/07	1,800	1,920,708

		4,380,488

Florida (11.7%)
Brevard County, Health Facilities Authority, RB, INS: MBIA, 5.625%, 10/01/14	2,550	2,682,752
Canaveral Port Authority, RB, INS: FGIC, 5.70%, 06/01/13	1,000	1,057,170
Florida State Board of Education, Capital Outlay, GO, Prerefunded 6/1/05 @101, 5.875%, 06/01/12	1,775	1,809,808
Florida State Board of Education, Public Education, GO 5.00%, 06/01/07	2,000	2,102,120

Florida State Education University System, RB, INS: AMBAC 5.00%, 07/01/07	2,500	2,629,375
Florida State, RB, Dept. of Environmental Protection, INS: AMBAC 5.50%, 07/01/06	2,000	2,076,480
5.75%, 07/01/07	1,000	1,068,560
St. Lucie County, RB, INS: MBIA 5.50%, 04/01/10	1,000	1,091,130

		14,517,395

Georgia (2.5%)
DeKalb County Development Authority, RB, Emory University Project, 5.375%, 11/01/05	1,000	1,020,560
Georgia State, GO, 5.50%, 08/01/06	2,000	2,084,060

		3,104,620

Hawaii (0.9%)
Honolulu City & County Board Water Supply System, MBIA-IBC, RB, Prerefunded 7/1/06 @ 101, 5.80%, 07/01/21	1,000	1,054,360

Illinois (1.4%)
University of Illinois, COP, MBIA, Utility Infrastructure Projects, 5.75%, 08/15/08	1,605	1,757,427

Indiana (1.1%)
Purdue University, University Student Fees, RB 5.00%, 07/01/07	1,300	1,366,066

Kansas (1.4%)
Kansas State Juvenile Justice Authority, RB, INS: MBIA, 5.00%, 05/01/05	1,710	1,718,208

Kentucky (2.1%)
Kentucky State Property and Buildings Community, RB, Project No. 69, INS:MBIA, 5.00%, 08/01/05	1,430	1,446,731
Kentucky State Turnpike Authority, RB, Revitalization, INS:FSA 5.50%, 07/01/10	1,000	1,114,390

		2,561,121

Maryland (2.4%)
Baltimore County, COP, Equipment Acquisition Program, 5.00%, 08/01/07	1,265	1,333,664
Maryland State Health & Higher Education, RB, Johns Hopkins Hospital, 5.00%, 05/15/10	500	539,790

Prince Georges County, GO, CPI,
INS: FSA, 5.50%, 05/15/09	1,000	1,101,240

		2,974,694

Massachusetts (3.1%)
Massachusetts, GO, 5.375%, 08/01/08	1,500	1,619,205
Massachusetts, GO, Prerefunded 04/01/08 @ 101, 5.00%, 04/01/15	2,000	2,143,520

		3,762,725

Michigan (2.7%)
Detroit, GO, INS: AMBAC, 5.20%, 05/01/07	2,000	2,106,800
Michigan Municipal Bond Authority, RB, Drinking Water, 5.25%, 10/01/08	1,145	1,241,066

		3,347,866

Minnesota (1.0%)
Minnesota, GO, 5.00%, 10/01/05	1,200	1,219,164

Nevada (0.8%)
Nevada, GO, 5.60%, 05/15/09	1,000	1,044,990

New Jersey (7.3%)
New Jersey Economic Development, RB, INS: AMBAC, 5.00%, 09/15/11	1,120	1,223,499
New Jersey Economic Development, RB, INS: MBIA, 5.00%, 07/01/09	2,000	2,156,920
New Jersey Educational Facility Authority, RB, Refunding, Seton Hall University, INS: AMBAC, 5.25%, 07/01/07	1,000	1,057,820
New Jersey State Educational Facility Authority, RB, Princeton University, 4.75%, 07/01/07	1,410	1,477,342
New Jersey State Transportation, RB, ETM, INS: MBIA, 6.50%, 06/15/10	1,500	1,745,100
New Jersey, GO, 6.50%, 07/15/05	1,250	1,270,250

		8,930,931

North Carolina (1.7%)
North Carolina State, GO, 5.00%, 05/01/08	2,000	2,137,780

Ohio (9.1%)
Cleveland Municipal School District, GO, INS: FGIC, 5.00%, 12/01/05	1,250	1,275,000
Columbus, GO, Public Improvements, 6.00%, 06/15/07	2,000	2,111,020
Ohio State Building Authority, Refunding, Workers Compensation Facilities, RB, INS: FGIC, 5.00%, 04/01/13	2,000	2,203,540

Ohio State Capital Facilities, 5.00%, 09/15/07	1,000	1,056,700
Ohio State Infrastructure Improvements, 5.00%, 08/01/07	1,785	1,881,890
State Building Authority, Adult Correctional Facility, Series A, RB, INS: FSA, 5.50%, 10/01/08	2,500	2,722,000

		11,250,150

Oklahoma (0.9%)
Oklahoma Housing Development Authority, RB, 5.10%, 11/01/05	1,100	1,113,882

Pennsylvania (11.0%)
Berks County, GO, INS: AMBAC, 5.50%, 11/15/05	1,500	1,533,825
Cumberland County Municipal Authority, RB, VRDB, INS: Radian*, 1.80%, 01/01/33	1,975	1,974,999
Harrisburg Authority School Revenue, GO, INS: FGIC, 5.00%, 04/01/10	1,250	1,358,313
Pennslyvania State Industrial Development, RB, Escrowed to Maturity, 5.50%, 07/01/05	895	905,060
Pennsylvania State Higher Educational Association of Independent Colleges, Facilities Authority, RB, VRDB, SPA: PNC Bank N.A.*, 1.80%, 11/01/31	1,200	1,200,000
Pennsylvania State Industrial Development, RB, INS: AMBAC, 5.50%, 07/01/05	1,605	1,622,607
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank*, 1.87%, 03/01/32	1,500	1,500,000
Pennsylvania State, GO, 5.00%, 10/01/05	1,250	1,269,813
5.00%, 09/15/08	2,000	2,143,539

		13,508,156

Tennessee (1.8%)
Shelby County, GO, 5.50%, 08/01/08	1,000	1,084,850
5.00%, 04/01/09	1,000	1,075,810

		2,160,660

Texas (3.7%)
San Antonio Electric & Gas, RB, Unrefunded Balance, 5.80%, 02/01/06	950	978,738
Texas State Public Finance Authority, Refunding, GO, 5.00%, 10/01/05	2,000	2,031,820
University of Texas, RB, 5.00%, 07/01/05	1,500	1,514,265

		4,524,823

Utah (1.7%)
Utah State, Unrefunded Balance, GO, 5.50%, 07/01/06	2,000	2,079,140

Virginia (9.7%)
Fairfax County Health Care-INOVA, 5.50%, 08/15/10	1,000	1,062,180

Northern Virginia Tranportation District RB., 5.375%, 07/01/14	1,000	1,088,080
Prince William County Lease Partnership, COP, INS: MBIA, 5.50%, 12/01/10	2,500	2,606,824
Virginia College Building Authority, Educational, Facilities, Public Higher Education Program, RB, 4.50%, 09/01/05	2,000	2,022,980
Virginia College Building Authority, Educational, Facilities, RB, 5.50%, 09/01/06	1,135	1,184,985
Virginia Common Wealth Transportation Board, Federal Highway Reimbursement Antic, GO, 5.50%, 10/01/06	1,000	1,045,000
Virginia State Public Building Authority, Prerefunded 08/01/2005 @ 101, 5.10%, 08/01/08	1,010	1,032,412
Virginia State Public School Authority, RB, INS: State Aid Withholding, Prerefunded 6/1/05 @ 102, 5.60%, 06/01/12	1,850	1,903,447

		11,945,908

Washington (3.8%)
King County, GO, 5.00%, 06/01/06	2,500	2,575,700
Washington State Public Power Supply, RB, INS: MBIA, 6.00%, 07/01/07	2,020	2,162,713

		4,738,413

West Virginia (0.9%)
School Building Authority, Revenue, Capital Improvement, AMBAC, 5.50%, 07/01/11	1,000	1,078,430

Wisconsin (1.7%)
Wisconsin State, GO, 6.125%, 11/01/06	2,000	2,114,140

Wyoming (1.6%)
Lincoln County, RB, VRDB, PCRB, Exxon Mobil Project*, 1.73%, 11/01/14	2,000	2,000,000

TOTAL MUNICIPAL BONDS (Cost $118,609,109)		118,900,382

	Shares
INVESTMENT COMPANIES (2.3%)
Black Rock Provident Institutional Funds - MuniFund	1,395,897	1,395,897
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,443,027	1,443,027

TOTAL INVESTMENT COMPANIES (Cost $2,838,924)		2,838,924

TOTAL INVESTMENT IN SECURITIES — 98.8% (Cost $121,448,033) **		$121,739,306

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,418,089

NET ASSETS – 100%		$123,157,395

NET ASSET VALUE PER SHARE
Institutional Shares ($122,582,131 ÷ 12,216,332 shares outstanding)	$10.03

Class A Shares ($476,205 ÷ 47,452 shares outstanding)	$10.04

Class C Shares ($99,059 ÷ 9,873 shares outstanding)	$10.03

*	The rates shown are as of February 28, 2005.

**	Aggregate cost for Federal income tax purposes is $139,948,033. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,351,761
Excess of tax cost over value	$(863,953)

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Tax-Exempt Money Market Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (98.0%)
Alaska (1.4%)

Valdez Alaska Marine Terminal, RB, VRDB, Exxon Pipeline Co. Project, 1.73%, 03/01/05 **	2,000	$2,000,000
1.78%, 03/01/05 **	1,000	1,000,000

		3,000,000

Arizona (3.7%)

Phoenix Water Systems, RB, TECP, LIQ: Dexia Credit Local, 1.70%, 03/02/05	3,000	3,000,000

Salt River Agriculture Improvement & Power Distribution, RB, TECP, Salt River Project, LIQ: Wells Fargo, Marshall & Isley, Bank One, Morgan Guaranty, Bank of New York, Bank of America, 1.84%, 03/04/05	2,000	2,000,000
1.80%, 04/04/05	3,000	3,000,000

		8,000,000

California (5.0%)

California Department of Water & Power Resources and Power Supply, RB, VRDB, LOC: BNP Paribas 1.78%, 03/01/05 **	1,250	1,250,000

California Department of Water & Power Resources and Power Supply, RB, VRDB, LOC: Dexia Credit Local 1.82%, 03/03/05 **	2,000	2,000,000

California State Economic Recovery, RB, VRDB, SPA: Landesbank Baden Wurttenburg 1.78%, 03/01/05	1,000	1,000,000
City of Fremont, COP, VRDB,	6,690	6,690,000

Maintenance Center & Fire Project, INS: AMBAC, SPA: Dexia Credit Local, 1.85%, 03/03/05 **		10,940,000

Connecticut (2.9%)

Connecticut State Spl, Prerefunded	2,160	2,200,582
06/01/05 @ 101 5.40%, 06/01/09

Connecticut State Health & Educational Facilities, Yale University, RB, VRDB, 1.75%, 03/01/05 **	3,000	3,000,000
Connecticut State, GO, VRDB, SPA:	1,100	1,100,000

Bayerische Landesbank, 1.82%, 03/02/05 **		6,300,582

District of Columbia (2.3%)

District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America, 1.86%, 03/02/05 **	5,000	5,000,000

Florida (6.4%)
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 1.80%, 03/01/05	8,000	8,000,000

University Athletic Association, RB, VRDB, University of Florida Stadium Project, Capital Improvemens, LOC: Sun Trust, 1.80%, 03/01/05 **	1,200	1,200,000

Volusia County Health Facilities Authority, RB, VRDB, Pooled Hospital Lending Program, INS: FGIC, SPA: Sun Trust, 1.78%, 03/02/05 **	4,800	4,800,000

		14,000,000

Illinois (1.8%)

Cook County Community Construction, GO, VRDB, Schaumburg Township, SPA: Heleba, 1.90%, 03/02/05 **	1,000	1,000,000

Illinois Health Facilities Authority, RB, VRDB, Rush Presbyterian— St. Lukes Medical Center, LIQ: Northern Trust, 1.88%, 03/02/05 **	815	815,000

Illinois Health Facilities Authority, RB, VRDB. St Lukes Medical Center, INS: MBIA, SPA: Bank One, 1.88%, 03/02/05 **	2,000	2,000,000

		3,815,000

Indiana (0.3%)

St Joseph County Educational Facilities, RB, VRDB, University of Notre Dame, LIQ: Northern Trust, Fifth Third, 1.78%, 03/03/05 **	700	700,000

Louisiana (0.7%)

St Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project, 1.78%, 03/01/05 **	1,550	1,550,000

Maryland (10.1%)
City of Baltimore IDA, RB, VRDB, Capital Acquisition, LOC: Bayerische Landesbank, 1.86%, 03/03/05 **	2,000	2,000,000

Maryland Health & Higher Education, RB, TECP, Johns Hopkins University, 1.78%, 03/08/05	2,336	2,336,000
1.80%, 04/08/05	3,000	3,000,000

Montgomery County, BAN, TECP, LIQ: Toronto Dominion, 1.80%, 03/01/05	1,700	1,700,000

University Systems of Maryland, COP, VRDB, College Park Business School, LOC: Bank of America, 1.91%, 03/03/05 **	4,700	4,700,000

Washington Suburban District, GO, VRDB, BAN, SPA: Bank of America, 1.87%, 03/02/05 **	5,050	5,050,000
1.87%, 03/02/05 **	3,475	3,475,000

		22,261,000

Massachusetts (3.7%)

Massachusetts State Water Revenue Authority, RB, TECP, LIQ: Bayerische Landesbank Gironzentrale, 1.95%, 05/10/05	4,000	4,000,000

Massachusetts State, GO, Prerefunded 07/01/05 @ 101 5.50%, 07/01/09	2,000	2,043,976

Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust 1.90%, 03/03/05 **	2,000	2,000,000

		8,043,976

Michigan (2.3%)

University of Michigan, RB, TECP, 1.94%, 04/01/05	3,000	3,000,000

University of Michigan, RB, VRDB, University Hospital, 1.83%, 03/01/05 **	2,000	2,000,000

		5,000,000

Minnesota (5.2%)

Minneapolis, RB, VRDB, University Gateway Project, SPA: Wells Fargo Bank, 1.77%, 03/03/05 **	6,000	6,000,000

Rochester Minnesota Health, RB, TECP, Mayo Foundation, 1.88%, 03/01/05	2,400	2,400,000
1.88%, 03/01/05	3,000	3,000,000

		11,400,000

Missouri (0.8%)

Missouri State Health & Educational Facilitles, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust 1.86%, 03/02/05 **	1,040	1,040,000
1.86%, 03/02/05 **	650	650,000

		1,690,000

New Jersey (2.3%)

New Jersey State, TAN, 3.00%, 06/24/05	5,000	5,015,653

New York (6.2%)

Long Island Power Authority, RB, VRDB, INS: MBIA, SPA: Credit Suisse First Boston, 1.78%, 03/02/05 **	4,000	4,000,000

New York City Municipal Water Finance Authority, Water & Sewer System, RB, VRDB, INS: FGIC, SPA: FGIC, 1.76%, 03/01/05 **	2,000	2,000,000

New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA: Bank of New York, 1.78%, 03/01/05 **	1,000	1,000,000

New York State Environmental Facilities Corp., TECP, 2.03%, 05/19/05	6,500	6,500,000

		13,500,000

North Carolina (5.6%)

City of Durham, COP, VRDB, SPA: Wachovia Bank of North Carolina, 1.92%, 03/03/05 **	700	700,000

North Carolina Educational Facilities, Financial Agency Revenue, RB, VRDB, Duke University Project, 1.84%, 03/03/05 **	5,420	5,420,000

University of North Carolina, RB, VRDB, 1.84%, 03/02/05 **	4,000	4,000,000

Winston Salem Community Treatment Facilities Partnership, COP, VRDN, SPA: Dexia Credit Local, 1.86%, 03/03/05 **	2,000	2,000,000

		12,120,000

Ohio (2.0%)

Ohio State University General Receipts, RB, VRDB, 1.87%, 03/03/05 **	1,275	1,275,000

Ohio State University, RB, TECP, 2.03%, 05/20/05	3,000	3,000,000

		4,275,000

Oklahoma (0.9%)

Oklahoma City GO, 4.00%, 03/01/05	1,955	1,955,000

Oregon (1.2%)

Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust, 1.84%, 03/02/05 **	2,600	2,600,000

Pennsylvania (2.2%)

Delaware County IDA, RB, VRDB, General Electric, 1.85%, 03/02/05 **	2,200	2,200,000
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank, 1.87%, 03/03/05 **	2,500	2,500,000

		4,700,000

South Carolina (1.3%)

South Carolina Public Service, RB, TECP, LIQ: Dexia Credit Local, 1.78%, 03/02/05	2,829	2,829,000

Tennessee (1.4%)

Tennessee State Local Development Authority, BAN, RB, 3.00%, 05/31/05	3,000	3,011,078

Texas (14.9%)

Coastal Water Authority, RB, Prerefunded 12/15/05 @ 100, 5.95%, 12/15/25	3,060	3,158,592

Dallas Area Rapid Transit, RB, TECP, LIQ: Westdeutsche Landesbank, State Street Bank & Trust, 1.86%, 04/07/05	6,200	6,200,000

Harris County, GO, TECP, RCA: Bank of Nova Scotia, 1.78%, 03/08/05	1,000	1,000,000

North Central Texas Health Facilities Development, RB, VRDB, Presbyterian Medical Center, INS: MBIA, SPA: Chase Manhattan, 1.79%, 03/01/05 **	1,200	1,200,000

Red River Educational Finance Corporation, RB, VRDB, Texas Christian University Project, 1.89%, 03/02/05 **	2,000	2,000,000

San Antonio Gas & Electric, RB, TECP, LIQ: Bank of America, State Street Bank & Trust, 1.97%, 06/01/05	4,000	4,000,000

Texas State Tax & Revenue, RAN, 3.00%, 08/31/05	7,000	7,044,631

Texas State Public Finance Authority, RB, Prerefunded 04/01/05 @ 100, 5.60%, 10/01/09	5,000	5,017,632

University of Texas, RB, TECP, 3.50%, 10/05/05	3,000	3,025,249

		32,646,104

Utah (3.4%)

Intermountain Power Agency, RB TECP, INS: AMBAC, SPA: Morgan

Guaranty Trust 1.85%, 04/07/05	4,000	4,000,000
1.98%, 05/11/05	2,000	2,000,000

Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco, 1.81%, 03/01/05 **	1,500	1,500,000

		7,500,000

Virginia (9.5%)

IDA of Hampton, RB, TECP Sentara Health Systems, LIQ: Wachovia Bank, 1.78%, 04/05/05	3,000	3,000,000

Loudoun County IDA, RB, VRDB, Howard Hughes Medical Institute
1.84%, 03/02/05 **	4,155	4,155,000
1.75%, 03/01/05 **	3,000	3,000,000

Peninsula Port Authority of Virginia, RB, TECP, LIQ: U.S. Bank, 1.84%, 03/02/05	5,000	5,000,000

University of Virginia, RB, TECP, 1.78%, 03/08/05	1,600	1,600,000
1.80%, 04/04/05	4,000	4,000,000

		20,755,000

Wisconsin (0.5%)

State of Wisconsin, GO, TECP, SPA: Bank of Nova Scotia, 1.74%, 03/07/05	1,071	1,071,000

TOTAL MUNICIPAL BONDS (Cost $213,678,393)		213,678,393

	Shares	Value
INVESTMENT COMPANIES (1.7%)

Black Rock Provident Institutional Funds - MuniFund	2,725,478	2,725,478

Goldman Sachs Financial Square Tax-Free Money Market Fund	936,661	936,661

TOTAL INVESTMENT COMPANIES (Cost $3,662,139)		3,662,139

TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $217,340,532*)		217,340,532

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		550,462

NET ASSETS – 100%		$217,890,994

NET ASSET VALUE PER SHARE Institutional Shares
($210,378,420 ÷ 210,456,553 shares outstanding)		$1.00

Class A Shares ($7,511,561 ÷ 7,511,940 shares outstanding)	$1.00

Class C Shares ($1,014 ÷ 1,014 shares outstanding)	$1.00

*	Aggregate cost for Federal income tax purposes.

**	The rates shown are as of February 28, 2005 and the maturity dates shown are shorter of (i) the next interest readjustment or (ii) the date on which the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Total Return Bond Fund

Statement of Net Assets

February 28, 2005

(Unaudited)

	Par(000)	Value
AGENCY OBLIGATIONS (52.7%)
Federal Home Loan Bank (2.5%)

Notes,
4.125%, 11/15/06**	3,250	$3,274,375

Freddie Mac (30.3%)

Mortgage Backed Securities
5.50%, 10/01/18, (Pool #B10292)	2,920	2,997,132
4.50%, 11/01/18, (Pool #E01489)	3,495	3,461,013
5.00%, 11/01/18, (Pool #E01490)	3,412	3,442,911
5.00%, 01/01/19, (Pool #E01545)	3,068	3,096,117
7.50%, 07/01/26, (Pool #D72963)	10	10,786
7.00%, 11/01/27, (Pool #D83947)	140	147,559
8.00%, 10/01/29, (Pool #C00879)	14	14,665
8.00%, 06/01/30, (Pool #C39741)	16	17,628
7.50%, 09/01/30, (Pool #G01131)	10	10,586
8.00%, 09/01/30, (Pool #C41949)	2	2,463
8.00%, 12/01/30, (Pool #C45813)	2	1,736
8.00%, 05/01/31, (Pool #C01198)	9	9,704
7.00%, 04/01/32, (Pool #G01391)	922	973,044
5.50%, 04/01/33, (Pool #C78010)	2,107	2,132,388
6.00%, 12/01/33, (Pool # A16817)	3,138	3,225,283
5.00%, 10/01/34, (Pool # G08014)	2,959	2,923,492
6.00%, 10/01/34, (Pool # G08016)	2,768	2,844,579
Notes
5.50%, 07/15/06	3,750	3,848,437
2.75%, 10/15/06	1,000	987,500
4.875%, 03/15/07	1,000	1,022,500
2.70%, 03/16/07**	2,500	2,450,000
5.875%, 03/21/11**	2,500	2,662,500
4.00%, 06/12/13	2,000	1,910,000
4.875%, 11/15/13	2,000	2,042,500

		40,234,523

Fannie Mae (18.1%)

Mortgage Backed Securities
7.50%, 10/01/07, (Pool #177233)	4	3,796
6.00%, 01/01/09, (Pool #265989)	181	187,724
7.00%, 04/01/11, (Pool #338884)	19	19,763
6.00%, 12/01/16, (Pool #614235)	60	62,666
6.50%, 03/01/17, (Pool #636496)	215	226,376

6.00%, 06/01/17, (Pool #641209)	636	662,553
6.50%, 07/01/17, (Pool #555095)	982	1,032,835
5.50%, 10/01/18, (Pool #747773)	2,526	2,589,457
5.50%, 03/01/19, (Pool # 255159)	2,355	2,414,621
5.00%, 10/01/19, (Pool # 255451)	2,367	2,386,662
7.50%, 08/01/26, (Pool #349416)	15	15,829
8.00%, 09/01/26, (Pool #250675)	24	25,451
7.00%, 04/01/27, (Pool #313458)	25	26,372
8.00%, 08/01/27, (Pool #392496)	89	95,718
8.00%, 09/01/27, (Pool #398392)	4	4,687
7.00%, 10/01/27, (Pool #398928)	8	8,092
7.50%, 10/01/27, (Pool #395593)	51	54,869
7.50%, 10/01/27, (Pool #396031)	76	81,329
8.00%, 10/01/27, (Pool #395770)	1	700
8.00%, 10/01/27, (Pool #331320)	10	11,201
7.00%, 11/01/27, (Pool #251286)	49	51,897
7.00%, 03/01/29, (Pool #491183)	208	220,078
7.50%, 10/01/29, (Pool #252806)	94	100,868
7.50%, 04/01/30, (Pool #534171)	6	6,341
7.50%, 08/01/30, (Pool #539623)	39	41,452
7.50%, 01/01/31, (Pool #562502)	4	4,459
7.50%, 04/01/31, (Pool #577475)	1	949
7.50%, 04/01/31, (Pool #576245)	13	13,844
7.00%, 07/01/31, (Pool #253907)	463	488,787
7.50%, 07/01/31, (Pool #592239)	75	80,125
7.50%, 08/01/31, (Pool #545137)	47	50,602
6.50%, 02/01/32, (Pool #254199)	1,215	1,267,150
6.50%, 10/01/32, (Pool #254479)	1,530	1,594,543
5.50%, 05/01/33, (Pool #702400)	803	811,162
5.50%, 06/01/33, (Pool #709701)	1,825	1,843,136
5.50%, 01/01/34, (Pool #761893)	3,483	3,517,343
Notes
5.50%, 02/15/06	1,000	1,020,000
5.25%, 01/15/09	600	623,496
4.625%, 05/01/13	2,500	2,465,625

		24,112,558

Government National Mortgage Association (1.8%)

Mortgage Backed Securities
7.00%, 02/15/12, (Pool #393360)	31	32,800
9.00%, 05/15/16, (Pool #163606)	1	638
9.00%, 11/15/16, (Pool #181127)	24	27,074
7.00%, 02/15/17, (Pool #555869)	344	364,505
8.00%, 05/15/17, (Pool #180719)	7	7,400

8.00%, 05/15/17, (Pool #217626)	4	4,316
9.00%, 04/15/18, (Pool #236277)	3	2,797
10.00%, 05/15/19, (Pool #274305)	9	10,601
9.00%, 11/15/19, (Pool #247019)	11	12,342
9.00%, 06/15/21, (Pool #305720)	5	5,879
9.00%, 06/15/21, (Pool #309078)	54	60,381
9.00%, 07/15/21, (Pool #309027)	12	13,009
9.00%, 08/15/21, (Pool #306259)	33	36,376
9.00%, 09/15/21, (Pool #305911)	15	16,519
9.00%, 09/15/21, (Pool #308283)	8	8,664
9.00%, 09/15/21, (Pool #308920)	19	21,481
9.00%, 09/15/21, (Pool #313023)	1	1,177
9.00%, 09/15/21, (Pool #272061)	6	7,203
8.00%, 02/15/23, (Pool #332531)	94	102,097
7.00%, 05/20/24, (Pool #1716)	12	12,687
7.00%, 10/15/25, (Pool #409958)	28	30,243
7.00%, 01/15/26, (Pool #382719)	18	18,932
6.50%, 02/15/26, (Pool #405214)	6	6,585
6.50%, 02/15/26, (Pool #425085)	17	17,548
7.00%, 02/15/26, (Pool #421686)	162	172,341
6.50%, 03/15/26, (Pool #395468)	9	9,080
7.00%, 01/15/27, (Pool #436748)	22	23,037
7.00%, 02/15/27, (Pool #428935)	89	94,350
7.00%, 08/15/27, (Pool #443508)	9	9,920
8.50%, 08/15/27, (Pool #453213)	37	40,635
7.00%, 09/15/27, (Pool #453980)	31	33,007
8.00%, 09/15/27, (Pool #453740)	12	13,527
7.00%, 10/15/27, (Pool #455319)	20	21,190
7.00%, 10/15/27, (Pool #445227)	60	63,882
7.00%, 10/15/27, (Pool #453576)	8	9,024
7.00%, 11/15/27, (Pool #452737)	99	105,338
7.00%, 12/15/27, (Pool #443780)	8	8,705
7.00%, 04/15/28, (Pool #471672)	3	3,366
6.50%, 07/15/28, (Pool #468090)	89	93,422
6.50%, 12/15/28, (Pool #471541)	88	92,142
6.50%, 01/15/29, (Pool #490890)	106	110,976
7.50%, 10/15/29, (Pool #521954)	27	29,338
7.50%, 01/15/32, (Pool #579142)	171	183,573
6.50%, 04/15/32, (Pool #587032)	468	491,363

		2,429,470

TOTAL AGENCY OBLIGATIONS (Cost $70,321,089)		70,050,926

ASSET BACKED SECURITIES (0.6%)

Carat 2003-2 A3A, 1.44%, 02/15/07	551	546,449
Walt 2003-1 A2A, 1.40%, 04/15/06	272	271,445

TOTAL ASSET BACKED SECURITIES (Cost $822,640)		817,894

DOMESTIC CORPORATE BONDS (30.0%)
Auto (1.4%)

Ford Motor Credit Co.*, 3.75%, 11/16/06	1,250	1,252,880
General Motors Acceptance Corp. **, 5.625%, 05/15/09	650	637,000

		1,889,880

Banking & Financial Services (12.1%)

American Express Credit Corp., 7.45%, 08/10/05	1,000	1,018,530
Bear Sterns, 7.625%, 12/07/09	1,600	1,811,999
Citigroup, Inc., 4.125%, 06/30/05	1,650	1,656,188
Countrywide Home Loan*, 3.04%, 08/25/06	1,200	1,201,500
General Electric Capital Corp., 6.75%, 03/15/32	1,300	1,537,250
Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,700	1,799,874
Household Finance Corp., 5.75%, 01/30/07	500	516,250
6.75%, 05/15/11	675	745,835
MBNA Corp., 6.25%, 01/17/07	1,250	1,298,438
Merrill Lynch, 4.125%, 01/15/09	1,225	1,217,344
3.12%, 01/15/15*	2,000	2,009,999
Wells Fargo Co.*, 2.59%, 09/15/09	1,175	1,176,779

		15,989,986

Beverages (1.8%)

Anheuser Busch Cos., Inc., 5.00%, 03/01/19	1,000	983,750
Coca-Cola Enterprises, 6.95%, 11/15/26	1,150	1,367,063

		2,350,813

Building - Residential & Commercial (0.5%)

D.R. Horton, Inc., 8.00%, 02/01/09	650	723,125

Chemicals (0.7%)

E.I. DU Pont DE Nemours, 4.125%, 04/30/10	900	891,000

Computers (2.7%)

IBM, 4.375%, 06/01/09	700	701,750
7.00%, 10/30/25	1,750	2,106,970
Unisys Corp., 8.125%, 06/01/06	665	697,419

Consumer Goods (0.5%)		3,506,139

American Standard Co., 7.375%, 04/15/05	725	729,100

Entertainment (0.5%)

Time Warner, 6.125%, 04/15/06	650	666,250

Heavy construction equipment rental (0.6%)

United Rentals, Inc. **, 7.75%, 11/15/13	800	806,000

Hotels & Lodging (1.1%)

Park Place Entertainment, 7.875%, 12/15/05	755	779,537

Starwood Hotels, 7.375%, 05/01/07	665	709,888

		1,489,425

Insurance (0.6%)

Allstate Corp.**, 5.00%, 08/15/14	500	503,125
GE Global Insurance, 7.00%, 02/15/26	215	236,500

		739,625

Machinery & Equipment (2.2%)

Caterpillar, 7.30%, 05/01/31	1,000	1,265,000
John Deere, 4.125%, 07/15/05	1,600	1,606,000

		2,871,000

Office machines, n.e.c. (1.0%)

Pitney Bowes, Inc., 4.875%, 08/15/14	1,350	1,356,750

Oil & Exploration (0.5%)

Tesoro Petroleum Corp., 8.00%, 04/15/08	675	727,313

Printing & Publishing (0.3%)

Dex Media West, 8.50%, 08/15/10	390	429,000

Retail Stores (1.1%)

J.C. Penny & Co., Inc., 7.60%, 04/01/07	700	749,875
Saks, Inc., 7.50%, 12/01/10	655	705,763

		1,455,638

Special Purpose Entity (0.8%)

Aria CDO I (Jersey) LTD.*,***, 3.13%, 10/07/09	650	653,354
Brascan Sels Cports*,***, 6.51%, 10/31/09	450	450,000

		1,103,354

Telecommunications (1.1%)

Verizon New Jersey, Inc., 5.875%, 01/17/12	1,400	1,478,750

Utilities - Electrical & Electronic (0.5%)

Public Service Co. of Colorado, 4.375%, 10/01/08	650	651,625

TOTAL DOMESTIC CORPORATE BONDS (Cost $39,172,372)		39,854,773

FOREIGN BONDS (5.1%)
Corporate Bonds (2.9%)

Cia Brasileira DE Bebida,, 8.75%, 09/15/13	700	831,250
Cosan SA Industrial***, 9.00%, 11/01/09	625	653,125

Hutchison Whampoa Intl.***, 5.45%, 11/24/10	900	929,251

Innova S DE R.L, 9.375%, 09/19/13	500	570,000
Vimpelcom***, 10.00%, 06/16/09	650	710,125
Vimpelcom***, 8.00%, 02/11/10	175	177,625

		3,871,376

Sovereign Agency (1.7%)

Brazil de Republic, 9.25%, 10/22/10	725	809,281
Republic Of Italy, 3.75%, 12/14/07	1,500	1,486,875

		2,296,156

Yankee (0.5%)

Royal Caribbean Cruises, 8.25%, 04/01/05	665	668,052

TOTAL FOREIGN BONDS (Cost $6,439,628)		6,835,584

U.S. TREASURY OBLIGATIONS (9.7%)
U.S. Treasury Notes (9.7%)

4.00%, 02/15/14**	550	536,250
4.25%, 08/15/14**	4,500	4,460,625
6.75%, 08/15/26**	4,300	5,421,354
1.25%, 05/31/05**	2,500	2,490,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,613,598)		12,908,854

	Shares
INVESTMENT COMPANIES (1.4%)
Management investment, open-end – Mutual Funds (1.4%)

Fifth Third Government MoneyMarket Institutional Fund	1,926,212	1,926,212

TOTAL INVESTMENT COMPANIES (Cost $1,926,212)		1,926,212

	Par(000)
SECURITIES LENDING COLLATERAL (16.6%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	22,117	22,117,162

TOTAL SECURITIES LENDING COLLATERAL (Cost $22,117,162)		22,117,162

TOTAL INVESTMENT IN SECURITIES – 116.1% (Cost $153,412,672**)		154,511,405

OTHER LIABILITIES IN EXCESS OF ASSETS – (16.1)%		(21,460,326)

NET ASSETS – 100%		$133,051,079

NET ASSET VALUE PER SHARE
Institutional Shares
($131,575,585 ÷ 13,336,290 shares outstanding)	$9.87

Class A Shares
($792,289 ÷ 80,298 shares outstanding)	$9.87

Class C Shares
($683,204 ÷ 69,292 shares outstanding)	$9.86

*	The rates shown are as of February 28, 2005.

**	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

***	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

****	Aggregate cost for Federal income tax purposes is $131,295,540. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,968,031
Excess of tax cost over value	$(869,327)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
BAN	Bond Anticipation Notes
CGI	Consolidated General Improvement
COP	Certificates of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity in U.S. Government Obligations
FFCB	Federal Farm Credit Bank
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Notes
FSA	Financial Surety Assurance
GDR	Global Depositary Receipt
GO	General Obligation
GPI	General Public Improvement
GTD	Guaranteed
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
INS	Insured
LIC	Line of Credit
LIQ	Liquidity
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MPB	Municipal Put Bonds
PCR	Pollution Control Revenue
PCRB	Pollution Control Revenue Bonds
PSFG	Permanent School Fund Guaranty
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SADD	State Aid Direct Deposit
SAW	State Aid Withholding
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TIPS	Treasury Inflation Protected Securities
TRAN	Tax and Revenue Anticipation Notes
UT	Unlimited Tax
VRDB	Variable Rate Demand Bond
VRDN	Variable Rate Demand Notes

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Unaudited

February 28, 2005

Notes to Statement of Net Assets

Note 1 - Significant Accounting Policies

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company’s Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Short-term investments with maturities of 60 days or less are valued at amortized cost; which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

Note 2 - Portfolio Securities Loaned

Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. At August 31, 2004, the cash collateral investments consisted of repurchase agreements (41%), commercial paper (18%), corporate bonds (27%), asset backed securities (11%), and liquidity notes (3%). Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. Mercantile Funds, Inc. has the right under the securities lending agreement to recover the securities from the borrower on demand.

Item 2.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in this Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) At the date of filing this Form N-Q, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/s/ KEVIN A. MCCREADIE
Kevin A. McCreadie
Chief Executive Officer

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KEVIN A. MCCREADIE
Kevin A. McCreadie
Chief Executive Officer

Date: April 29, 2005

By:	/s/ SCOTT J. LIOTTA
Scott J. Liotta
Chief Financial Officer

Date: April 29, 2005